As filed with the Securities and Exchange Commission on September 7, 2023

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23227

SYNTAX ETF TRUST

(Exact Name of Registrant as Specified in Charter)

One Liberty Plaza, 46th Floor

New York, NY 10006

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 880-0200

Carly Arison, One Liberty Plaza, 46th Floor New York, NY 10006

(Name and Address of Agent for Service)

Copies to:

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Date of fiscal year end:          December 31

Date of reporting period:       June 30, 2023

Item 1:	Report(s) to Shareholders.

The Semi-Annual Report is attached.

SEMI-ANNUAL REPORT
Syntax Stratified LargeCap ETF
Syntax Stratified MidCap ETF
Syntax Stratified SmallCap ETF
Syntax Stratified U.S. Total Market ETF
Syntax Stratified U.S. Total Market Hedged ETF
Syntax Stratified Total Market II ETF
June 30, 2023

Syntax ETF Trust
Semi-Annual Report
June 30, 2023
(Unaudited)
This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Syntax Stratified LargeCap ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	1,963	$196,477
A O Smith Corp.	2,667	194,104
Abbott Laboratories	603	65,739
AbbVie, Inc.	1,667	224,595
Accenture PLC, Class A	532	164,165
Activision Blizzard, Inc.(a)	4,052	341,584
Adobe, Inc.(a)	358	175,058
Advance Auto Parts, Inc.	1,925	135,327
Advanced Micro Devices, Inc.(a)	1,045	119,036
AES Corp.	18,248	378,281
Aflac, Inc.	2,369	165,356
Agilent Technologies, Inc.	1,050	126,262
Air Products & Chemicals, Inc.	167	50,022
Akamai Technologies, Inc.(a)	3,523	316,612
Alaska Air Group, Inc.(a)	3,014	160,285
Albemarle Corp.	212	47,295
Alexandria Real Estate Equities, Inc., REIT	1,347	152,871
Align Technology, Inc.(a)	321	113,518
Allegion PLC	655	78,613
Alliant Energy Corp.	1,412	74,102
Allstate Corp.	1,459	159,089
Alphabet, Inc., Class A(a)	1,775	212,467
Alphabet, Inc., Class C(a)	1,767	213,754
Altria Group, Inc.	8,102	367,021
Amazon.com, Inc.(a)	1,172	152,782
Amcor PLC	8,142	81,257
Ameren Corp.	905	73,911
American Airlines Group, Inc.(a)	9,427	169,120
American Electric Power Co., Inc.	2,924	246,201
American Express Co.	253	44,073
American International Group, Inc.	4,297	247,249
American Tower Corp., REIT	346	67,103
American Water Works Co., Inc.	2,219	316,762
Ameriprise Financial, Inc.	346	114,927
AmerisourceBergen Corp.	1,093	210,326
AMETEK, Inc.	812	131,447
Amgen, Inc.	1,047	232,455
Amphenol Corp., Class A	2,343	199,038
Analog Devices, Inc.	1,190	231,824
ANSYS, Inc.(a)	499	164,805
Aon PLC, Class A	118	40,734
APA Corp.	2,096	71,620
Apple, Inc.	2,706	524,883
Applied Materials, Inc.	1,198	173,159
Aptiv PLC(a)	3,746	382,429
Arch Capital Group Ltd.(a)	2,284	170,957
Archer-Daniels-Midland Co.	5,055	381,956
Arista Networks, Inc.(a)	1,201	194,634
Arthur J Gallagher & Co.	172	37,766
Assurant, Inc.	1,297	163,059
AT&T, Inc.	20,434	325,922
Security Description	Shares	Value
Atmos Energy Corp.	2,775	$322,843
Autodesk, Inc.(a)	814	166,553
Automatic Data Processing, Inc.	1,005	220,889
AutoZone, Inc.(a)	48	119,681
AvalonBay Communities, Inc., REIT	581	109,966
Avery Dennison Corp.	379	65,112
Axon Enterprise, Inc.(a)	418	81,560
Baker Hughes Co.	10,868	343,537
Ball Corp.	1,553	90,400
Bank of America Corp.	4,180	119,924
Bank of New York Mellon Corp.	2,445	108,851
Bath & Body Works, Inc.	11,589	434,587
Baxter International, Inc.	1,163	52,986
Becton Dickinson & Co.	191	50,426
Berkshire Hathaway, Inc., Class B(a)	1,461	498,201
Best Buy Co., Inc.	3,246	266,010
Biogen, Inc.(a)	742	211,359
Bio-Rad Laboratories, Inc., Class A(a)	230	87,198
Bio-Techne Corp.	1,553	126,771
BlackRock, Inc.	163	112,656
Boeing Co.(a)	752	158,792
Booking Holdings, Inc.(a)	85	229,528
BorgWarner, Inc.	7,999	391,231
Boston Properties, Inc., REIT	3,017	173,749
Boston Scientific Corp.(a)	1,191	64,421
Bristol-Myers Squibb Co.	3,550	227,022
Broadcom, Inc.	271	235,074
Broadridge Financial Solutions, Inc.	704	116,604
Brown & Brown, Inc.	561	38,619
Brown-Forman Corp., Class B	3,794	253,363
Bunge Ltd.	3,921	369,946
Cadence Design Systems, Inc.(a)	1,426	334,426
Caesars Entertainment, Inc.(a)	1,348	68,708
Camden Property Trust	962	104,733
Campbell Soup Co.	4,549	207,935
Capital One Financial Corp.	2,930	320,454
Cardinal Health, Inc.	2,254	213,161
CarMax, Inc.(a)	1,553	129,986
Carnival Corp.(a)	6,241	117,518
Carrier Global Corp.	1,618	80,431
Catalent, Inc.(a)	5,934	257,298
Caterpillar, Inc.	516	126,962
Cboe Global Markets, Inc.	311	42,921
CBRE Group, Inc., Class A(a)	459	37,046
CDW Corp.	720	132,120
Celanese Corp.	570	66,006
Centene Corp.(a)	3,778	254,826
CenterPoint Energy, Inc.	8,435	245,880
Ceridian HCM Holding, Inc.(a)	3,429	229,640
CF Industries Holdings, Inc.	1,201	83,373
CH Robinson Worldwide, Inc.	909	85,764

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc.(a)	616	$129,514
Charles Schwab Corp.	4,449	252,169
Charter Communications, Inc., Class A(a)	1,487	546,279
Chevron Corp.	4,626	727,901
Chipotle Mexican Grill, Inc.(a)	235	502,665
Chubb Ltd.	856	164,831
Church & Dwight Co., Inc.	5,195	520,695
Cigna Group	740	207,644
Cincinnati Financial Corp.	1,601	155,809
Cintas Corp.	380	188,890
Cisco Systems, Inc.	3,942	203,959
Citigroup, Inc.	2,534	116,665
Citizens Financial Group, Inc.	1,919	50,048
Clorox Co.	3,124	496,841
CME Group, Inc.	238	44,099
CMS Energy Corp.	1,240	72,850
Coca-Cola Co.	4,041	243,349
Cognizant Technology Solutions Corp., Class A	2,106	137,480
Colgate-Palmolive Co.	6,441	496,215
Comcast Corp., Class A	12,156	505,082
Comerica, Inc.	11,646	493,325
Conagra Brands, Inc.	6,097	205,591
ConocoPhillips	673	69,730
Consolidated Edison, Inc.	2,614	236,306
Constellation Brands, Inc., Class A	1,012	249,084
Constellation Energy Corp.	3,931	359,883
Cooper Companies, Inc.	278	106,594
Copart, Inc.(a)	2,536	231,309
Corning, Inc.	5,599	196,189
Corteva, Inc.	1,442	82,627
CoStar Group, Inc.(a)	506	45,034
Costco Wholesale Corp.	1,420	764,500
Coterra Energy, Inc.	4,975	125,867
Crown Castle, Inc., REIT	570	64,946
CSX Corp.	2,518	85,864
Cummins, Inc.	328	80,412
CVS Health Corp.	9,079	627,631
Danaher Corp.	346	83,040
Darden Restaurants, Inc.	3,023	505,083
DaVita, Inc.(a)	831	83,491
Deere & Co.	327	132,497
Delta Air Lines, Inc.(a)	3,738	177,705
DENTSPLY SIRONA, Inc.	1,270	50,825
Devon Energy Corp.	2,449	118,385
Dexcom, Inc.(a)	791	101,651
Diamondback Energy, Inc.	531	69,752
Digital Realty Trust, Inc., REIT	3,127	356,071
Discover Financial Services	2,855	333,607
Dollar General Corp.	1,069	181,495
Dollar Tree, Inc.(a)	1,238	177,653
Dominion Energy, Inc.	4,606	238,545
Security Description	Shares	Value
Domino's Pizza, Inc.	1,636	$551,316
Dover Corp.	1,389	205,086
Dow, Inc.	1,258	67,001
DR Horton, Inc.	2,146	261,147
DTE Energy Co.	2,192	241,164
Duke Energy Corp.	825	74,036
DuPont de Nemours, Inc.	671	47,936
DXC Technology Co.(a)	4,999	133,573
Eastman Chemical Co.	581	48,641
Eaton Corp. PLC	1,303	262,033
eBay, Inc.	3,168	141,578
Ecolab, Inc.	261	48,726
Edison International	3,613	250,923
Edwards Lifesciences Corp.(a)	727	68,578
Electronic Arts, Inc.	2,588	335,664
Elevance Health, Inc.	559	248,358
Eli Lilly & Co.	515	241,525
Emerson Electric Co.	416	37,602
Enphase Energy, Inc.(a)	1,396	233,802
Entergy Corp.	2,407	234,370
EOG Resources, Inc.	596	68,206
EPAM Systems, Inc.(a)	615	138,221
EQT Corp.	3,179	130,752
Equifax, Inc.	181	42,589
Equinix, Inc., REIT	442	346,501
Equity Residential, REIT	1,640	108,191
Essex Property Trust, Inc., REIT	461	108,012
Estee Lauder Companies, Inc., Class A	2,768	543,580
Etsy, Inc.(a)	1,584	134,022
Everest Re Group Ltd.	469	160,332
Evergy, Inc.	1,262	73,726
Eversource Energy	1,066	75,601
Exelon Corp.	9,147	372,649
Expedia Group, Inc.(a)	1,969	215,389
Expeditors International of Washington, Inc.	704	85,276
Extra Space Storage, Inc., REIT	757	112,679
Exxon Mobil Corp.	6,843	733,912
F5, Inc.(a)	1,331	194,672
FactSet Research Systems, Inc.	106	42,469
Fair Isaac Corp.(a)	55	44,507
Fastenal Co.	2,229	131,489
Federal Realty Investment Trust	676	65,417
FedEx Corp.	368	91,227
Fidelity National Information Services, Inc.	995	54,427
Fifth Third Bancorp	2,057	53,914
First Solar, Inc.(a)	957	181,916
FirstEnergy Corp.	6,332	246,188
Fiserv, Inc.(a)	464	58,534
FleetCor Technologies, Inc.(a)	184	46,199
FMC Corp.	775	80,864
Ford Motor Co.	17,812	269,496
Fortinet, Inc.(a)	3,196	241,586

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	517	$38,656
Fox Corp., Class A	2,914	99,076
Fox Corp., Class B	3,119	99,465
Franklin Resources, Inc.	4,134	110,419
Freeport-McMoRan, Inc.	6,460	258,400
Garmin Ltd.	4,645	484,427
Gartner, Inc.(a)	379	132,767
GE HealthCare Technologies, Inc.	1,060	86,114
Gen Digital, Inc.	12,202	226,347
Generac Holdings, Inc.(a)	630	93,952
General Dynamics Corp.	767	165,020
General Electric Co.	1,843	202,454
General Mills, Inc.	2,548	195,432
General Motors Co.	6,755	260,473
Genuine Parts Co.	782	132,338
Gilead Sciences, Inc.	2,942	226,740
Global Payments, Inc.	435	42,856
Globe Life, Inc.	1,506	165,088
Goldman Sachs Group, Inc.	727	234,487
Halliburton Co.	10,093	332,968
Hartford Financial Services Group, Inc.	3,432	247,173
Hasbro, Inc.	3,046	197,289
HCA Healthcare, Inc.	1,204	365,390
Healthpeak Properties, Inc., REIT	3,939	79,174
Henry Schein, Inc.(a)	2,616	212,158
Hershey Co.	720	179,784
Hess Corp.	508	69,063
Hewlett Packard Enterprise Co.	15,486	260,165
Hilton Worldwide Holdings, Inc.	772	112,365
Hologic, Inc.(a)	1,044	84,533
Home Depot, Inc.	821	255,035
Honeywell International, Inc.	989	205,217
Hormel Foods Corp.	8,968	360,693
Host Hotels & Resorts, Inc., REIT	6,127	103,117
Howmet Aerospace, Inc.	1,593	78,949
HP, Inc.	16,423	504,350
Humana, Inc.	514	229,825
Huntington Bancshares, Inc.	4,969	53,566
Huntington Ingalls Industries, Inc.	380	86,488
IDEX Corp.	886	190,720
IDEXX Laboratories, Inc.(a)	182	91,406
Illinois Tool Works, Inc.	826	206,632
Illumina, Inc.(a)	613	114,931
Incyte Corp.(a)	3,776	235,056
Ingersoll Rand, Inc.	2,937	191,962
Insulet Corp.(a)	345	99,477
Intel Corp.	4,165	139,278
Intercontinental Exchange, Inc.	395	44,667
International Business Machines Corp.	2,412	322,750
International Flavors & Fragrances, Inc.	598	47,595
International Paper Co.	1,933	61,489
Interpublic Group of Companies, Inc.	4,119	158,911
Security Description	Shares	Value
Intuit, Inc.	500	$229,095
Intuitive Surgical, Inc.(a)	395	135,066
Invesco Ltd.	6,735	113,215
Invitation Homes, Inc.	3,170	109,048
IQVIA Holdings, Inc.(a)	595	133,738
Iron Mountain, Inc., REIT	1,159	65,854
J M Smucker Co.	1,367	201,865
Jack Henry & Associates, Inc.	348	58,231
Jacobs Solutions, Inc.	3,154	374,979
JB Hunt Transport Services, Inc.	483	87,437
Johnson & Johnson	1,441	238,514
Johnson Controls International PLC	1,156	78,770
JPMorgan Chase & Co.	868	126,242
Juniper Networks, Inc.	6,482	203,081
Kellogg Co.	2,729	183,935
Keurig Dr Pepper, Inc.	7,811	244,250
KeyCorp	5,096	47,087
Keysight Technologies, Inc.(a)	1,215	203,452
Kimberly-Clark Corp.	3,629	501,020
Kimco Realty Corp., REIT	3,363	66,318
Kinder Morgan, Inc.	14,350	247,107
KLA Corp.	346	167,817
Kraft Heinz Co.	5,684	201,782
Kroger Co.	15,878	746,266
L3Harris Technologies, Inc.	433	84,768
Laboratory Corp. of America Holdings	753	181,721
Lam Research Corp.	268	172,286
Lamb Weston Holdings, Inc.	1,841	211,623
Las Vegas Sands Corp.(a)	1,117	64,786
Leidos Holdings, Inc.	1,572	139,091
Lennar Corp., Class A	2,141	268,289
Lincoln National Corp.	7,073	182,200
Linde PLC	131	49,921
Live Nation Entertainment, Inc.(a)	972	88,559
LKQ Corp.	2,248	130,991
Lockheed Martin Corp.	171	78,725
Loews Corp.	8,243	489,469
Lowe's Companies, Inc.	1,170	264,069
LyondellBasell Industries N.V., Class A	735	67,495
M&T Bank Corp.	425	52,598
Marathon Oil Corp.	2,975	68,485
Marathon Petroleum Corp.	4,329	504,761
MarketAxess Holdings, Inc.	152	39,736
Marriott International, Inc., Class A	611	112,235
Marsh & McLennan Companies, Inc.	199	37,428
Martin Marietta Materials, Inc.	381	175,904
Masco Corp.	3,396	194,862
Mastercard, Inc., Class A	122	47,983
Match Group, Inc.(a)	10,455	437,542
McCormick & Co., Inc.	2,311	201,589
McDonald's Corp.	1,707	509,386
McKesson Corp.	500	213,655

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Medtronic PLC	726	$63,961
Merck & Co., Inc.	2,075	239,434
Meta Platforms, Inc., Class A(a)	1,642	471,221
MetLife, Inc.	3,027	171,116
Mettler-Toledo International, Inc.(a)	95	124,606
MGM Resorts International	1,582	69,481
Microchip Technology, Inc.	1,630	146,032
Micron Technology, Inc.	1,996	125,968
Microsoft Corp.	996	339,178
Mid-America Apartment Communities, Inc., REIT	708	107,517
Moderna, Inc.(a)	1,868	226,962
Mohawk Industries, Inc.(a)	1,921	198,170
Molina Healthcare, Inc.(a)	921	277,442
Molson Coors Beverage Co., Class B	3,681	242,357
Mondelez International, Inc., Class A	2,509	183,006
Monolithic Power Systems, Inc.	435	235,000
Monster Beverage Corp.(a)	4,271	245,326
Moody's Corp.	121	42,074
Morgan Stanley	2,842	242,707
Mosaic Co.	2,319	81,165
Motorola Solutions, Inc.	1,760	516,173
MSCI, Inc.	83	38,951
Nasdaq, Inc.	750	37,388
NetApp, Inc.	3,508	268,011
Netflix, Inc.(a)	516	227,293
Newell Brands, Inc.	21,648	188,338
Newmont Corp.	5,895	251,481
News Corp., Class A	5,093	99,314
News Corp., Class B	5,035	99,290
NextEra Energy, Inc.	3,305	245,231
NIKE, Inc., Class B	3,082	340,160
NiSource, Inc.	12,029	328,993
Nordson Corp.	155	38,468
Norfolk Southern Corp.	379	85,942
Northern Trust Corp.	1,450	107,503
Northrop Grumman Corp.	183	83,411
Norwegian Cruise Line Holdings Ltd.(a)	4,752	103,451
NRG Energy, Inc.	10,764	402,466
Nucor Corp.	1,679	275,322
NVIDIA Corp.	337	142,558
NVR, Inc.(a)	45	285,778
NXP Semiconductors N.V.	1,171	239,680
Occidental Petroleum Corp.	1,177	69,208
Old Dominion Freight Line, Inc.	271	100,202
Omnicom Group, Inc.	1,727	164,324
ON Semiconductor Corp.(a)	2,441	230,870
ONEOK, Inc.	4,092	252,558
Oracle Corp.	2,974	354,174
O'Reilly Automotive, Inc.(a)	133	127,055
Organon & Co.	11,616	241,729
Otis Worldwide Corp.	855	76,104
Security Description	Shares	Value
PACCAR, Inc.	1,589	$132,920
Packaging Corp. of America	469	61,983
Palo Alto Networks, Inc.(a)	993	253,721
Paramount Global, Class B	12,149	193,291
Parker-Hannifin Corp.	204	79,568
Paychex, Inc.	1,951	218,258
Paycom Software, Inc.	715	229,687
PayPal Holdings, Inc.(a)	857	57,188
Pentair PLC	3,100	200,260
PepsiCo, Inc.	1,000	185,220
Pfizer, Inc.	5,906	216,632
PG&E Corp.(a)	4,461	77,086
Philip Morris International, Inc.	3,961	386,673
Phillips 66	4,953	472,417
Pinnacle West Capital Corp.	933	76,002
Pioneer Natural Resources Co.	601	124,515
PNC Financial Services Group, Inc.	426	53,655
Pool Corp.	374	140,115
PPG Industries, Inc.	464	68,811
PPL Corp.	2,806	74,247
Principal Financial Group, Inc.	2,283	173,143
Procter & Gamble Co.	3,331	505,446
Progressive Corp.	1,245	164,801
Prologis, Inc., REIT	534	65,484
Prudential Financial, Inc.	1,932	170,441
PTC, Inc.(a)	1,180	167,914
Public Service Enterprise Group, Inc.	3,941	246,746
Public Storage, REIT	377	110,039
PulteGroup, Inc.	3,398	263,957
Qorvo, Inc.(a)	2,215	225,996
QUALCOMM, Inc.	1,827	217,486
Quanta Services, Inc.	2,007	394,275
Quest Diagnostics, Inc.	1,211	170,218
Ralph Lauren Corp.	4,171	514,284
Raymond James Financial, Inc.	2,559	265,547
Raytheon Technologies Corp.	821	80,425
Realty Income Corp., REIT	1,065	63,676
Regency Centers Corp., REIT	1,072	66,217
Regeneron Pharmaceuticals, Inc.(a)	307	220,592
Regions Financial Corp.	2,952	52,605
Republic Services, Inc.	1,284	196,670
ResMed, Inc.	457	99,855
Revvity, Inc.	739	87,786
Robert Half International, Inc.	2,242	168,643
Rockwell Automation, Inc.	116	38,216
Rollins, Inc.	4,491	192,350
Roper Technologies, Inc.	81	38,945
Ross Stores, Inc.	4,743	531,833
Royal Caribbean Cruises Ltd.(a)	889	92,225
S&P Global, Inc.	108	43,296
Salesforce, Inc.(a)	1,516	320,270
SBA Communications Corp., REIT	287	66,515

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Schlumberger NV	6,861	$337,012
Seagate Technology Holdings PLC	4,016	248,470
Sealed Air Corp.	2,118	84,720
Sempra Energy	507	73,814
ServiceNow, Inc.(a)	607	341,116
Sherwin-Williams Co.	271	71,956
Simon Property Group, Inc., REIT	589	68,018
Skyworks Solutions, Inc.	2,088	231,121
Snap-on, Inc.	685	197,410
SolarEdge Technologies, Inc.(a)	870	234,073
Southern Co.	1,056	74,184
Southwest Airlines Co.	4,798	173,736
Stanley Black & Decker, Inc.	2,169	203,257
Starbucks Corp.	5,000	495,300
State Street Corp.	1,468	107,428
Steel Dynamics, Inc.	2,469	268,948
STERIS PLC	590	132,738
Stryker Corp.	434	132,409
Synchrony Financial	9,689	328,651
Synopsys, Inc.(a)	745	324,380
Sysco Corp.	10,111	750,236
T Rowe Price Group, Inc.	953	106,755
Take-Two Interactive Software, Inc.(a)	2,433	358,040
Tapestry, Inc.	7,644	327,163
Targa Resources Corp.	3,452	262,697
Target Corp.	1,281	168,964
TE Connectivity Ltd.	1,431	200,569
Teledyne Technologies, Inc.(a)	90	37,000
Teleflex, Inc.	209	50,584
Teradyne, Inc.	1,552	172,784
Tesla, Inc.(a)	1,005	263,079
Texas Instruments, Inc.	1,271	228,805
Textron, Inc.	2,497	168,872
Thermo Fisher Scientific, Inc.	236	123,133
TJX Companies, Inc.	6,166	522,815
T-Mobile US, Inc.(a)	2,483	344,889
Tractor Supply Co.	566	125,143
Trane Technologies PLC	418	79,947
TransDigm Group, Inc.	89	79,581
Travelers Companies, Inc.	925	160,635
Trimble, Inc.(a)	694	36,740
Truist Financial Corp.	1,664	50,502
Tyler Technologies, Inc.(a)	835	347,752
Tyson Foods, Inc., Class A	7,283	371,724
UDR, Inc., REIT	2,550	109,548
Ulta Beauty, Inc.(a)	578	272,004
Union Pacific Corp.	409	83,690
United Airlines Holdings, Inc.(a)	2,911	159,727
United Parcel Service, Inc., Class B	477	85,502
United Rentals, Inc.	312	138,955
UnitedHealth Group, Inc.	525	252,336
Security Description	Shares	Value
Universal Health Services, Inc., Class B	2,390	$377,070
US Bancorp	1,657	54,747
Valero Energy Corp.	4,316	506,267
Ventas, Inc., REIT	1,777	83,999
VeriSign, Inc.(a)	1,473	332,854
Verisk Analytics, Inc.	187	42,268
Verizon Communications, Inc.	9,196	341,999
Vertex Pharmaceuticals, Inc.(a)	690	242,818
VF Corp.	17,078	326,019
Viatris, Inc.	24,599	245,498
VICI Properties, Inc.	2,017	63,394
Visa, Inc., Class A	195	46,309
Vulcan Materials Co.	784	176,745
W R Berkley Corp.	2,852	169,865
Walgreens Boots Alliance, Inc.	20,759	591,424
Walmart, Inc.	4,788	752,578
Walt Disney Co.(a)	2,127	189,899
Warner Bros Discovery, Inc.(a)	14,128	177,165
Waste Management, Inc.	1,122	194,577
Waters Corp.(a)	493	131,404
WEC Energy Group, Inc.	830	73,239
Wells Fargo & Co.	2,907	124,071
Welltower, Inc., REIT	1,002	81,052
West Pharmaceutical Services, Inc.	140	53,546
Western Digital Corp.(a)	6,151	233,307
Westinghouse Air Brake Technologies Corp.	1,239	135,881
Westrock Co.	2,065	60,030
Weyerhaeuser Co., REIT	5,495	184,137
Whirlpool Corp.	1,293	192,385
Williams Companies, Inc.	8,049	262,639
Willis Towers Watson PLC	160	37,680
WW Grainger, Inc.	174	137,215
Wynn Resorts Ltd.	636	67,168
Xcel Energy, Inc.	1,180	73,361
Xylem, Inc.	1,667	187,738
Yum! Brands, Inc.	3,669	508,340
Zebra Technologies Corp., Class A(a)	449	132,828
Zimmer Biomet Holdings, Inc.	897	130,603
Zions Bancorp NA	15,871	426,295
Zoetis, Inc.	1,415	243,677
TOTAL INVESTMENTS—99.8% (Cost $91,514,026)		96,896,668
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		196,141
NET ASSETS—100.0%		$97,092,809

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Marketed Pharmaceuticals	3.3%
Software for Specific Uses	3.2
Restaurants	3.2
Food Distributors	3.1
Competitive Electric Utilities	3.0
Downstream Energy	3.0
Processed Foods	3.0
Real Estate Operators and Developers	2.2
Telecommunication Networks	2.1
Consumer Electronics	2.1
Commercial Hardware	2.1
Consumer Insurance	2.1
Upstream Energy	2.1
Content Providers	2.0
Commercial Insurance	2.0
Real Estate Rental	2.0
Regulated Electric Utilities	2.0
Non Real Estate Banking	2.0
Transportation Services	1.7
Distribution Services	1.6
Electric and Electronic Components	1.6
Consumer Equipment Retail	1.6
Mechanical Components	1.6
Auto Products	1.6
Consumer Equipment Manufacture	1.6
Specialty Services	1.6
Diversified Household and Personal Products	1.6
Alcohol and Tobacco	1.5
Primary Foods	1.5
Personal Products	1.5
Capital Markets	1.5
Healthcare Providers and Facilities	1.5
Analog and Mixed Signal Integrated Circuits	1.4
Internet Services	1.4
Digital Integrated Circuits	1.4
Semiconductor Services and Equipment	1.4
Investment Services	1.4
Management and IT Services	1.4
Search and Social Networks	1.4
Transaction Services	1.4
Online Distribution Networks	1.4
Healthcare Insurance	1.3
Drugstores	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Healthcare Products Distribution	1.1
Apparel Retailers	1.1
Metals	1.1
Medical Devices	1.1
Hospital Equipment	1.1
Other Natural Resources	1.1
Midstream Energy	1.1
Industrial Conglomerates	1.0
Medical Research Services and Equipment	1.0
Chemicals	1.0
Accessories and Footwear	1.0
Gas and Water Utilities	1.0
Production Equipment	0.8
Other Pharmaceuticals	0.8
Operating Systems and Middleware	0.7
Brokers and Dealers	0.5
Branded Apparel	0.5
Consumer Paper Products	0.5
Software for Specific Industries	0.4
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
Acadia Healthcare Co., Inc.(a)	900	$71,676
ACI Worldwide, Inc.(a)	868	20,112
Acuity Brands, Inc.	97	15,819
Adient PLC(a)	246	9,427
Advanced Drainage Systems, Inc.	99	11,264
AECOM	222	18,801
Affiliated Managers Group, Inc.	274	41,070
AGCO Corp.	249	32,724
Agree Realty Corp., REIT	88	5,754
Alcoa Corp.	497	16,863
Allegro MicroSystems, Inc.(a)	1,581	71,366
ALLETE, Inc.	333	19,304
Amedisys, Inc.(a)	267	24,414
American Financial Group, Inc.	150	17,813
Amkor Technology, Inc.	2,110	62,773
Annaly Capital Management, Inc.	1,535	30,715
Antero Midstream Corp.	2,122	24,615
Antero Resources Corp.(a)	479	11,031
Apartment Income REIT Corp.	666	24,036
AptarGroup, Inc.	78	9,037
Aramark	1,017	43,782
Arrow Electronics, Inc.(a)	57	8,164
Arrowhead Pharmaceuticals, Inc.(a)	1,984	70,749
ASGN, Inc.(a)	243	18,378
Ashland, Inc.	120	10,429
Aspen Technology, Inc.(a)	375	62,854
Associated Banc-Corp	1,811	29,393
Autoliv, Inc.	103	8,759
AutoNation, Inc.(a)	258	42,469
Avient Corp.	260	10,634
Avis Budget Group, Inc.(a)	191	43,676
Avnet, Inc.	166	8,375
Axalta Coating Systems Ltd.(a)	326	10,696
Azenta, Inc.(a)	906	42,292
Bank OZK	163	6,546
Belden, Inc.	143	13,678
BellRing Brands, Inc.(a)	1,287	47,104
Berry Global Group, Inc.	95	6,112
BJ's Wholesale Club Holdings, Inc.(a)	396	24,952
Black Hills Corp.	363	21,874
Blackbaud, Inc.(a)	280	19,930
Boston Beer Co., Inc., Class A(a)	94	28,993
Boyd Gaming Corp.	201	13,943
Brighthouse Financial, Inc.(a)	1,103	52,227
Brink's Co.	322	21,841
Brixmor Property Group, Inc.	270	5,940
Bruker Corp.	218	16,115
Brunswick Corp.	274	23,739
Builders FirstSource, Inc.(a)	126	17,136
BWX Technologies, Inc.	135	9,662
Cable One, Inc.	122	80,164
Security Description	Shares	Value
Cabot Corp.	138	$9,231
CACI International, Inc., Class A(a)	65	22,155
Cadence Bank	312	6,128
Calix, Inc.(a)	795	39,678
Capri Holdings Ltd.(a)	766	27,492
Carlisle Companies, Inc.	40	10,261
Carter's, Inc.	424	30,782
Casey's General Stores, Inc.	103	25,120
Cathay General Bancorp	190	6,116
Celsius Holdings, Inc.(a)	330	49,233
ChampionX Corp.	829	25,732
Chart Industries, Inc.(a)	77	12,304
Chemed Corp.	44	23,833
Chemours Co.	317	11,694
Choice Hotels International, Inc.	115	13,515
Chord Energy Corp.	68	10,458
Churchill Downs, Inc.	96	13,360
Ciena Corp.(a)	990	42,065
Cirrus Logic, Inc.(a)	800	64,808
Clean Harbors, Inc.(a)	145	23,842
Cleveland-Cliffs, Inc.(a)	1,095	18,352
CNO Financial Group, Inc.	2,094	49,565
CNX Resources Corp.(a)	607	10,756
Coca-Cola Consolidated, Inc.	70	44,521
Cognex Corp.	742	41,567
Coherent Corp.(a)	337	17,180
Columbia Banking System, Inc.	281	5,699
Columbia Sportswear Co.	366	28,270
Commerce Bancshares, Inc.	269	13,100
Commercial Metals Co.	379	19,958
CommVault Systems, Inc.(a)	576	41,829
Concentrix Corp.	246	19,865
Corporate Office Properties Trust	282	6,698
Coty, Inc., Class A(a)	10,393	127,730
Cousins Properties, Inc.	314	7,159
Crane Co.	110	9,803
Crane NXT Co.	157	8,861
Crocs, Inc.(a)	244	27,435
Crown Holdings, Inc.	70	6,081
CubeSmart	552	24,652
Cullen/Frost Bankers, Inc.	125	13,441
Curtiss-Wright Corp.	49	8,999
Darling Ingredients, Inc.(a)	484	30,874
Deckers Outdoor Corp.(a)	56	29,549
Dick's Sporting Goods, Inc.	226	29,875
Donaldson Co., Inc.	168	10,502
Doximity, Inc., Class A(a)	2,585	87,942
Dropbox, Inc., Class A(a)	1,705	45,472
DT Midstream, Inc.	472	23,397
Dynatrace, Inc.(a)	1,204	61,970
Eagle Materials, Inc.	84	15,659
East West Bancorp, Inc.	123	6,493

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EastGroup Properties, Inc.	58	$10,069
EMCOR Group, Inc.	103	19,032
Encompass Health Corp.	387	26,204
Energizer Holdings, Inc.	3,701	124,280
EnerSys	147	15,952
Enovis Corp.(a)	573	36,741
Envestnet, Inc.(a)	375	22,256
Envista Holdings Corp.(a)	1,030	34,855
EPR Properties	129	6,037
Equitrans Midstream Corp.	2,499	23,890
Esab Corp.	474	31,540
Essent Group Ltd.	660	30,888
Essential Utilities, Inc.	551	21,990
Euronet Worldwide, Inc.(a)	312	36,619
Evercore, Inc., Class A	148	18,291
Exelixis, Inc.(a)	3,649	69,732
ExlService Holdings, Inc.(a)	133	20,091
Exponent, Inc.	184	17,171
Federated Hermes, Inc.	1,086	38,933
First American Financial Corp.	624	35,581
First Financial Bankshares, Inc.	222	6,325
First Horizon Corp.	1,164	13,118
First Industrial Realty Trust, Inc.	197	10,370
FirstCash Holdings, Inc.	421	39,292
Five Below, Inc.(a)	165	32,429
Flowers Foods, Inc.	1,219	30,329
Flowserve Corp.	281	10,439
Fluor Corp.(a)	792	23,443
FNB Corp.	543	6,212
Foot Locker, Inc.	1,097	29,740
Fortune Brands Innovations, Inc.	233	16,764
Fox Factory Holding Corp.(a)	100	10,851
Frontier Communications Parent, Inc.(a)	4,888	91,112
FTI Consulting, Inc.(a)	90	17,118
GameStop Corp., Class A(a)	1,350	32,738
Gap, Inc.	2,949	26,335
GATX Corp.	123	15,835
Genpact Ltd.	544	20,438
Gentex Corp.	832	24,344
Glacier Bancorp, Inc.	190	5,922
Globus Medical, Inc., Class A(a)	588	35,010
Goodyear Tire & Rubber Co.(a)	717	9,809
Graco, Inc.	124	10,707
Graham Holdings Co., Class B	72	41,147
Grand Canyon Education, Inc.(a)	386	39,839
Graphic Packaging Holding Co.	220	5,287
Greif, Inc., Class A	84	5,787
Grocery Outlet Holding Corp.(a)	880	26,937
GXO Logistics, Inc.(a)	254	15,956
H&R Block, Inc.	1,289	41,080
Haemonetics Corp.(a)	114	9,706
Halozyme Therapeutics, Inc.(a)	2,065	74,485
Security Description	Shares	Value
Hancock Whitney Corp.	331	$12,704
Hanover Insurance Group, Inc.	151	17,068
Harley-Davidson, Inc.	683	24,048
Hawaiian Electric Industries, Inc.	540	19,548
Healthcare Realty Trust, Inc.	3,112	58,692
HealthEquity, Inc.(a)	539	34,032
Helen of Troy Ltd.(a)	156	16,851
Hertz Global Holdings, Inc.(a)	2,131	39,189
Hexcel Corp.	141	10,719
HF Sinclair Corp.	501	22,350
Highwoods Properties, Inc.	304	7,269
Hilton Grand Vacations, Inc.(a)	299	13,587
Home BancShares, Inc.	275	6,270
Hubbell, Inc.	48	15,915
ICU Medical, Inc.(a)	54	9,622
IDACORP, Inc.	193	19,802
Inari Medical, Inc.(a)	170	9,884
Independence Realty Trust, Inc., REIT	1,339	24,397
Ingredion, Inc.	287	30,408
Insperity, Inc.	278	33,071
Integra LifeSciences Holdings Corp.(a)	251	10,324
Interactive Brokers Group, Inc., Class A	513	42,615
International Bancshares Corp.	135	5,967
IPG Photonics Corp.(a)	277	37,622
Iridium Communications, Inc.	1,293	80,321
ITT, Inc.	101	9,414
Jabil, Inc.	576	62,168
Janus Henderson Group PLC	1,452	39,567
Jazz Pharmaceuticals PLC(a)	554	68,679
Jefferies Financial Group, Inc.	551	18,277
JetBlue Airways Corp.(a)	4,939	43,760
Jones Lang LaSalle, Inc.(a)	113	17,605
KB Home	839	43,385
KBR, Inc.	288	18,737
Kemper Corp.	1,073	51,783
Kilroy Realty Corp.	229	6,891
Kinsale Capital Group, Inc.	47	17,587
Kirby Corp.(a)	307	23,624
Kite Realty Group Trust, REIT	281	6,278
Knife River Corp.(a)	310	13,485
Knight-Swift Transportation Holdings, Inc.	275	15,279
Kohl's Corp.	1,285	29,619
Kyndryl Holdings, Inc.(a)	1,644	21,832
Lamar Advertising Co., Class A	61	6,054
Lancaster Colony Corp.	154	30,968
Landstar System, Inc.	84	16,173
Lantheus Holdings, Inc.(a)	192	16,113
Lattice Semiconductor Corp.(a)	760	73,013
Lear Corp.	65	9,331
Leggett & Platt, Inc.	481	14,247
Lennox International, Inc.	51	16,630
Life Storage, Inc.	194	25,794

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Light & Wonder, Inc.(a)	1,245	$85,606
Lincoln Electric Holdings, Inc.	162	32,178
Lithia Motors, Inc.	145	44,096
Littelfuse, Inc.	56	16,313
LivaNova PLC(a)	688	35,384
Louisiana-Pacific Corp.	214	16,046
Lumentum Holdings, Inc.(a)	800	45,384
MACOM Technology Solutions Holdings, Inc.(a)	1,022	66,972
Macy's, Inc.	1,811	29,067
Manhattan Associates, Inc.(a)	111	22,187
ManpowerGroup, Inc.	230	18,262
Marriott Vacations Worldwide Corp.	105	12,886
Masimo Corp.(a)	104	17,113
MasTec, Inc.(a)	169	19,937
Matador Resources Co.	200	10,464
Mattel, Inc.(a)	838	16,375
Maximus, Inc.	415	35,072
MDU Resources Group, Inc.	656	13,737
Medical Properties Trust, Inc.	6,683	61,885
Medpace Holdings, Inc.(a)	198	47,554
Mercury Systems, Inc.(a)	306	10,585
MGIC Investment Corp.	1,935	30,554
Middleby Corp.(a)	218	32,227
MKS Instruments, Inc.	609	65,833
MP Materials Corp.(a)	799	18,281
MSA Safety, Inc.	266	46,273
MSC Industrial Direct Co., Inc., Class A	108	10,290
Murphy Oil Corp.	266	10,188
Murphy USA, Inc.	83	25,822
National Fuel Gas Co.	439	22,547
National Instruments Corp.	1,065	61,131
National Storage Affiliates Trust	670	23,336
NCR Corp.(a)	3,254	82,001
Neogen Corp.(a)	881	19,162
Neurocrine Biosciences, Inc.(a)	752	70,914
New Jersey Resources Corp.	461	21,759
New York Community Bancorp, Inc.	593	6,665
New York Times Co., Class A	1,110	43,712
NewMarket Corp.	25	10,053
Nexstar Media Group, Inc.	248	41,304
NNN REIT, Inc.	136	5,819
Nordstrom, Inc.	1,433	29,334
NorthWestern Corp.	345	19,582
NOV, Inc.	1,486	23,835
Novanta, Inc.(a)	78	14,360
nVent Electric PLC	324	16,741
OGE Energy Corp.	566	20,325
Old National Bancorp	470	6,552
Old Republic International Corp.	694	17,468
Olin Corp.	198	10,175
Ollie's Bargain Outlet Holdings, Inc.(a)	371	21,492
Security Description	Shares	Value
Omega Healthcare Investors, Inc.	1,973	$60,551
Omnicell, Inc.(a)	139	10,240
ONE Gas, Inc.	279	21,430
Option Care Health, Inc.(a)	799	25,960
Ormat Technologies, Inc.	239	19,230
Oshkosh Corp.	370	32,038
Ovintiv, Inc.	270	10,279
Owens Corning	75	9,788
Papa John's International, Inc.	581	42,895
Park Hotels & Resorts, Inc.	980	12,564
Patterson Companies, Inc.	370	12,306
Paylocity Holding Corp.(a)	111	20,483
PBF Energy, Inc., Class A	551	22,558
PDC Energy, Inc.	144	10,244
Penn Entertainment, Inc.(a)	521	12,520
Penumbra, Inc.(a)	30	10,322
Performance Food Group Co.(a)	444	26,747
Perrigo Co. PLC	2,103	71,397
Physicians Realty Trust	476	6,659
Pilgrim's Pride Corp.(a)	1,361	29,248
Pinnacle Financial Partners, Inc.	118	6,685
Planet Fitness, Inc., Class A(a)	340	22,930
PNM Resources, Inc.	441	19,889
Polaris, Inc.	196	23,702
Portland General Electric Co.	411	19,247
Post Holdings, Inc.(a)	526	45,578
PotlatchDeltic Corp.	285	15,062
Power Integrations, Inc.	665	62,956
Primerica, Inc.	254	50,231
Progyny, Inc.(a)	607	23,879
Prosperity Bancshares, Inc.	104	5,874
PVH Corp.	343	29,145
Qualys, Inc.(a)	479	61,872
QuidelOrtho Corp.(a)	195	16,158
R1 RCM, Inc.(a)	1,046	19,299
Range Resources Corp.	357	10,496
Rayonier, Inc.	454	14,256
Regal Rexnord Corp.	59	9,080
Reinsurance Group of America, Inc.	213	29,541
Reliance Steel & Aluminum Co.	71	19,283
RenaissanceRe Holdings Ltd.	161	30,030
Repligen Corp.(a)	253	35,789
Rexford Industrial Realty, Inc.	200	10,444
RH(a)	57	18,787
RLI Corp.	135	18,423
Royal Gold, Inc.	145	16,643
RPM International, Inc.	123	11,037
Ryder System, Inc.	190	16,110
Sabra Health Care REIT, Inc.	5,231	61,569
Saia, Inc.(a)	54	18,490
Science Applications International Corp.	193	21,709
Scotts Miracle-Gro Co.	1,997	125,192

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
SEI Investments Co.	694	$41,376
Selective Insurance Group, Inc.	174	16,695
Sensient Technologies Corp.	135	9,603
Service Corp. International	358	23,123
Shockwave Medical, Inc.(a)	34	9,704
Silgan Holdings, Inc.	127	5,955
Silicon Laboratories, Inc.(a)	404	63,727
Simpson Manufacturing Co., Inc.	66	9,141
Skechers USA, Inc., Class A(a)	529	27,857
SLM Corp.	2,422	39,527
Sonoco Products Co.	95	5,607
Sotera Health Co.(a)	1,578	29,730
SouthState Corp.	93	6,119
Southwest Gas Holdings, Inc.	371	23,614
Southwestern Energy Co.(a)	1,944	11,683
Spire, Inc.	346	21,950
Spirit Realty Capital, Inc.	146	5,749
Sprouts Farmers Market, Inc.(a)	722	26,519
STAAR Surgical Co.(a)	639	33,592
STAG Industrial, Inc., REIT	285	10,226
Starwood Property Trust, Inc.	343	6,654
Stericycle, Inc.(a)	507	23,545
Stifel Financial Corp.	694	41,411
Sunrun, Inc.(a)	1,093	19,521
Super Micro Computer, Inc.(a)	157	39,132
Synaptics, Inc.(a)	755	64,462
Syneos Health, Inc.(a)	983	41,424
Synovus Financial Corp.	208	6,292
Taylor Morrison Home Corp.(a)	878	42,820
TD SYNNEX Corp.	82	7,708
TEGNA, Inc.	2,514	40,827
Tempur Sealy International, Inc.	405	16,228
Tenet Healthcare Corp.(a)	844	68,685
Teradata Corp.(a)	832	44,437
Terex Corp.	561	33,565
Tetra Tech, Inc.	115	18,830
Texas Capital Bancshares, Inc.(a)	587	30,231
Texas Roadhouse, Inc.	569	63,887
Thor Industries, Inc.	246	25,461
Timken Co.	105	9,611
Toll Brothers, Inc.	552	43,647
TopBuild Corp.(a)	68	18,089
Topgolf Callaway Brands Corp.(a)	780	15,483
Toro Co.	316	32,121
Travel & Leisure Co.	333	13,433
Trex Co., Inc.(a)	264	17,308
TripAdvisor, Inc.(a)	4,957	81,741
U.S. Foods Holding Corp.(a)	591	26,004
UFP Industries, Inc.	64	6,211
UGI Corp.	784	21,144
UMB Financial Corp.	209	12,728
Security Description	Shares	Value
Under Armour, Inc., Class A(a)	1,908	$13,776
Under Armour, Inc., Class C(a)	2,071	13,896
United Bankshares, Inc.	199	5,904
United States Steel Corp.	783	19,583
United Therapeutics Corp.(a)	309	68,212
Univar Solutions, Inc.(a)	286	10,250
Universal Display Corp.	91	13,116
Unum Group	1,077	51,373
Valaris Ltd.(a)	379	23,850
Valley National Bancorp	772	5,983
Valmont Industries, Inc.	33	9,605
Valvoline, Inc.	275	10,315
Vicor Corp.(a)	268	14,472
Vishay Intertechnology, Inc.	481	14,141
Visteon Corp.(a)	153	21,972
Vontier Corp.	1,330	42,839
Vornado Realty Trust, REIT	441	8,000
Voya Financial, Inc.	572	41,018
Watsco, Inc.	28	10,681
Watts Water Technologies, Inc., Class A	59	10,840
Webster Financial Corp.	794	29,974
Wendy's Co.	1,839	39,998
Werner Enterprises, Inc.	351	15,507
WESCO International, Inc.	50	8,953
Western Union Co.	2,972	34,862
Westlake Corp.	92	10,991
WEX, Inc.(a)	193	35,140
Williams-Sonoma, Inc.	183	22,901
Wingstop, Inc.	326	65,252
Wintrust Financial Corp.	193	14,016
Wolfspeed, Inc.(a)	246	13,675
Woodward, Inc.	80	9,513
World Wrestling Entertainment, Inc., Class A	413	44,798
Worthington Industries, Inc.	144	10,004
Wyndham Hotels & Resorts, Inc.	188	12,891
Xerox Holdings Corp.	3,616	53,842
XPO, Inc.(a)	318	18,762
YETI Holdings, Inc.(a)	428	16,624
Ziff Davis, Inc.(a)	1,243	87,085
ZoomInfo Technologies, Inc.(a)	785	19,931
TOTAL INVESTMENTS—99.8% (Cost $9,800,777)		10,628,270
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		17,962
NET ASSETS—100.0%		$10,646,232

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified MidCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	4.5%
Software for Specific Uses	4.3
Production Equipment	4.1
Marketed Pharmaceuticals	3.3
Commercial Hardware	3.1
Analog and Mixed Signal Integrated Circuits	3.1
Transaction Services	2.5
Restaurants	2.4
Consumer Insurance	2.4
Content Providers	2.4
Telecommunication Networks	2.4
Household Products	2.3
Real Estate Operators and Developers	2.3
Real Estate Rental	2.3
Commercial Insurance	2.3
Investment Services	2.3
Real Estate Banking	2.2
Management and IT Services	2.2
Transportation Services	2.0
Processed Foods	1.9
Distribution Services	1.8
Specialty Services	1.8
Upstream Energy	1.8
Electric and Electronic Components	1.8
Auto Products	1.8
Consumer Equipment Manufacture	1.7
Mechanical Components	1.7
Gas and Water Utilities	1.7
Search and Social Networks	1.6
Medical Research Services and Equipment	1.6
Consumer Equipment Retail	1.5
Non Real Estate Banking	1.5
Hospital Equipment	1.5
Accessories and Footwear	1.3
Medical Devices	1.3
Digital Integrated Circuits	1.3
Food Distributors	1.2
Other Natural Resources	1.2
Metals	1.2
Semiconductor Services and Equipment	1.2
Personal Products	1.2
Chemicals	1.2
Regulated Electric Utilities	1.1
Apparel Retailers	1.1
Branded Apparel	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Downstream Energy	0.9%
Midstream Energy	0.9
Primary Foods	0.9
Internet Services	0.8
Brokers and Dealers	0.8
Other Pharmaceuticals	0.7
Clinical Stage Pharmaceuticals	0.7
Contract Electronics Services	0.6
Competitive Electric Utilities	0.5
Consumer Electronics	0.5
Vitamins and Nutritional Supplements	0.4
Consumer Services	0.4
Software for Specific Industries	0.4
Alcohol and Tobacco	0.3
Healthcare Insurance	0.2
Industrial Conglomerates	0.2
Healthcare Products Distribution	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.9%
3D Systems Corp.(a)	2,639	$26,205
8x8, Inc.(a)	18,392	77,798
A10 Networks, Inc.	5,049	73,665
AAON, Inc.	160	15,170
AAR Corp.(a)	325	18,772
Aaron's Co., Inc.	5,126	72,482
Abercrombie & Fitch Co., Class A(a)	525	19,782
ABM Industries, Inc.	580	24,737
Academy Sports & Outdoors, Inc.	714	38,592
Acadia Realty Trust, REIT	663	9,541
AdaptHealth Corp.(a)	6,966	84,776
Addus HomeCare Corp.(a)	291	26,976
Adeia, Inc.	5,180	57,032
Adtalem Global Education, Inc.(a)	642	22,046
ADTRAN Holdings, Inc.	7,617	80,207
Advanced Energy Industries, Inc.	512	57,062
AdvanSix, Inc.	504	17,630
Aerojet Rocketdyne Holdings, Inc.(a)	286	15,693
AeroVironment, Inc.(a)	439	44,901
Agiliti, Inc.(a)	4,073	67,204
Agilysys, Inc.(a)	326	22,377
Alamo Group, Inc.	100	18,391
Alarm.com Holdings, Inc.(a)	1,421	73,437
Albany International Corp., Class A	397	37,032
Alexander & Baldwin, Inc.	508	9,439
Allegiant Travel Co.(a)	494	62,382
Alpha & Omega Semiconductor Ltd.(a)	2,467	80,918
Ambac Financial Group, Inc.(a)	2,587	36,839
AMC Networks, Inc., Class A(a)	4,490	53,655
American Assets Trust, Inc., REIT	605	11,616
American Axle & Manufacturing Holdings, Inc.(a)	4,739	39,192
American Eagle Outfitters, Inc.	1,511	17,830
American Equity Investment Life Holding Co.	1,131	58,936
American States Water Co.	715	62,205
American Vanguard Corp.	288	5,147
American Woodmark Corp.(a)	260	19,856
America's Car-Mart, Inc.(a)	290	28,936
Ameris Bancorp	88	3,010
AMERISAFE, Inc.	810	43,189
AMN Healthcare Services, Inc.(a)	95	10,366
Amphastar Pharmaceuticals, Inc.(a)	1,048	60,229
Andersons, Inc.	689	31,797
AngioDynamics, Inc.(a)	2,493	26,002
ANI Pharmaceuticals, Inc.(a)	964	51,892
Anika Therapeutics, Inc.(a)	1,487	38,632
Anywhere Real Estate, Inc.(a)	3,765	25,150
Apogee Enterprises, Inc.	327	15,523
Apollo Commercial Real Estate Finance, Inc., REIT	289	3,271
Apollo Medical Holdings, Inc.(a)	2,164	68,382
Security Description	Shares	Value
Applied Industrial Technologies, Inc.	132	$19,118
Arbor Realty Trust, Inc.	1,575	23,342
ArcBest Corp.	189	18,673
Archrock, Inc.	1,444	14,801
Arconic Corp.(a)	532	15,737
Arcosa, Inc.	208	15,760
Arcus Biosciences, Inc.(a)	1,137	23,092
Arlo Technologies, Inc.(a)	2,362	25,769
Armada Hoffler Properties, Inc., REIT	1,011	11,808
ARMOUR Residential REIT, Inc.	1,997	10,644
Artisan Partners Asset Management, Inc., Class A	1,990	78,227
Artivion, Inc.(a)	1,735	29,825
Asbury Automotive Group, Inc.(a)	117	28,129
Assured Guaranty Ltd.	998	55,688
Astec Industries, Inc.	425	19,312
ATI, Inc.(a)	388	17,161
Atlantic Union Bankshares Corp.	110	2,855
ATN International, Inc.	1,344	49,190
Avanos Medical, Inc.(a)	1,059	27,068
Avantax, Inc.(a)	3,191	71,415
Avid Bioservices, Inc.(a)	1,846	25,789
Avid Technology, Inc.(a)	1,023	26,087
Avista Corp.	1,548	60,790
Axcelis Technologies, Inc.(a)	77	14,116
Axos Financial, Inc.(a)	381	15,027
AZZ, Inc.	381	16,558
B Riley Financial, Inc.	482	22,162
B&G Foods, Inc.	1,473	20,504
Badger Meter, Inc.	140	20,658
Balchem Corp.	66	8,897
Banc of California, Inc.	246	2,849
BancFirst Corp.	36	3,312
Bancorp, Inc.(a)	668	21,810
Bank of Hawaii Corp.	350	14,431
BankUnited, Inc.	139	2,995
Banner Corp.	69	3,013
Barnes Group, Inc.	330	13,923
Benchmark Electronics, Inc.	1,950	50,369
Berkshire Hills Bancorp, Inc.	134	2,778
BioLife Solutions, Inc.(a)	1,349	29,813
BJ's Restaurants, Inc.(a)	733	23,309
Bloomin' Brands, Inc.	899	24,174
Boise Cascade Co.	233	21,052
Boot Barn Holdings, Inc.(a)	368	31,166
Brady Corp., Class A	434	20,645
Brandywine Realty Trust, REIT	2,945	13,694
Bread Financial Holdings, Inc.	790	24,798
Brightsphere Investment Group, Inc.	3,147	65,930
Brinker International, Inc.(a)	642	23,497
Bristow Group, Inc.(a)	597	17,152
Brookline Bancorp, Inc.	331	2,893

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Buckle, Inc.	1,598	$55,291
Calavo Growers, Inc.	981	28,469
Caleres, Inc.	1,130	27,041
California Resources Corp.	575	26,042
California Water Service Group	1,147	59,220
Callon Petroleum Co.(a)	716	25,110
Cal-Maine Foods, Inc.	620	27,900
Capitol Federal Financial, Inc.	2,451	15,123
CareTrust REIT, Inc.	5,460	108,436
Cargurus, Inc.(a)	2,935	66,419
Carpenter Technology Corp.	303	17,007
Cars.com, Inc.(a)	3,372	66,833
Catalyst Pharmaceuticals, Inc.(a)	1,762	23,681
Cavco Industries, Inc.(a)	98	28,910
Centerspace, REIT	192	11,781
Central Garden & Pet Co.(a)	258	10,003
Central Garden & Pet Co., Class A(a)	273	9,954
Central Pacific Financial Corp.	964	15,144
Century Aluminum Co.(a)	1,824	15,905
Century Communities, Inc.	382	29,269
Cerence, Inc.(a)	2,403	70,240
Certara, Inc.(a)	2,105	38,332
CEVA, Inc.(a)	1,942	49,618
Chatham Lodging Trust, REIT	1,544	14,452
Cheesecake Factory, Inc.	702	24,275
Chefs' Warehouse, Inc.(a)	2,011	71,913
Chesapeake Utilities Corp.	493	58,667
Chico's FAS, Inc.(a)	3,151	16,858
Chuy's Holdings, Inc.(a)	596	24,329
Cinemark Holdings, Inc.(a)	2,881	47,537
CIRCOR International, Inc.(a)	750	42,338
City Holding Co.	165	14,848
Civitas Resources, Inc.	335	23,239
Clearfield, Inc.(a)	1,504	71,214
Clearwater Paper Corp.(a)	1,316	41,217
Cogent Communications Holdings, Inc.	858	57,735
Coherus Biosciences, Inc.(a)	8,833	37,717
Cohu, Inc.(a)	625	25,975
Collegium Pharmaceutical, Inc.(a)	1,883	40,466
Comfort Systems USA, Inc.	135	22,167
Community Bank System, Inc.	496	23,252
Community Health Systems, Inc.(a)	4,153	18,273
Community Healthcare Trust, Inc., REIT	3,106	102,560
Compass Minerals International, Inc.	433	14,722
Computer Programs and Systems, Inc.(a)	2,894	71,453
Comstock Resources, Inc.	2,400	27,840
CONMED Corp.	203	27,586
Consensus Cloud Solutions, Inc.(a)	2,016	62,496
CONSOL Energy, Inc.	246	16,681
Consolidated Communications Holdings, Inc.(a)	14,658	56,140
Corcept Therapeutics, Inc.(a)	1,754	39,027
Security Description	Shares	Value
Core Laboratories, Inc.	575	$13,369
CoreCivic, Inc.(a)	1,947	18,321
Corsair Gaming, Inc.(a)	2,870	50,914
CorVel Corp.(a)	118	22,833
Cracker Barrel Old Country Store, Inc.	255	23,761
Cross Country Healthcare, Inc.(a)	377	10,586
CSG Systems International, Inc.	573	30,220
CTS Corp.	769	32,782
Cushman & Wakefield PLC(a)	2,631	21,522
Customers Bancorp, Inc.(a)	989	29,927
CVB Financial Corp.	218	2,895
CVR Energy, Inc.	1,954	58,542
Cytek Biosciences, Inc.(a)	3,790	32,367
Cytokinetics, Inc.(a)	644	21,007
Dana, Inc.	2,410	40,970
Dave & Buster's Entertainment, Inc.(a)	471	20,988
Deluxe Corp.	3,138	54,852
Designer Brands, Inc., Class A	3,130	31,613
DiamondRock Hospitality Co., REIT	1,853	14,843
Digi International, Inc.(a)	1,438	56,643
Digital Turbine, Inc.(a)	2,645	24,546
Dime Community Bancshares, Inc.	169	2,979
Dine Brands Global, Inc.	373	21,645
Diodes, Inc.(a)	785	72,605
DISH Network Corp., Class A(a)	8,215	54,137
Donnelley Financial Solutions, Inc.(a)	1,540	70,116
Dorian LPG Ltd.	2,274	58,328
Dorman Products, Inc.(a)	429	33,818
DoubleVerify Holdings, Inc.(a)	662	25,765
Douglas Emmett, Inc.	1,040	13,073
Dril-Quip, Inc.(a)	567	13,194
DXP Enterprises, Inc.(a)	503	18,314
Dycom Industries, Inc.(a)	195	22,162
Dynavax Technologies Corp.(a)	1,799	23,243
Eagle Bancorp, Inc.	135	2,857
Easterly Government Properties, Inc., REIT	900	13,050
Ebix, Inc.	3,228	81,346
Edgewell Personal Care Co.	1,032	42,632
El Pollo Loco Holdings, Inc.	5,696	49,954
elf Beauty, Inc.(a)	411	46,949
Ellington Financial, Inc., REIT	776	10,709
Elme Communities, REIT	751	12,346
Embecta Corp.	2,810	60,696
Emergent BioSolutions, Inc.(a)	2,486	18,272
Employers Holdings, Inc.	1,108	41,450
Enanta Pharmaceuticals, Inc.(a)	786	16,820
Encore Capital Group, Inc.(a)	489	23,775
Encore Wire Corp.	290	53,920
Enerpac Tool Group Corp.	556	15,012
Enhabit, Inc.(a)	2,144	24,656
Enova International, Inc.(a)	464	24,648
EnPro Industries, Inc.	115	15,356

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Ensign Group, Inc.	291	$27,779
Enviri Corp.(a)	1,767	17,440
ePlus, Inc.(a)	1,306	73,528
ESCO Technologies, Inc.	223	23,109
Essential Properties Realty Trust, Inc., REIT	485	11,417
Ethan Allen Interiors, Inc.	637	18,014
EVERTEC, Inc.	790	29,096
EW Scripps Co., Class A(a)	6,402	58,578
eXp World Holdings, Inc.	1,160	23,525
Extreme Networks, Inc.(a)	2,317	60,358
EZCORP, Inc., Class A(a)	2,777	23,271
Fabrinet(a)	422	54,809
FB Financial Corp.	106	2,973
Federal Signal Corp.	306	19,593
First Bancorp	2,111	25,796
First Bancorp	95	2,826
First Commonwealth Financial Corp.	219	2,770
First Financial Bancorp	143	2,923
First Hawaiian, Inc.	165	2,972
FormFactor, Inc.(a)	783	26,794
Forrester Research, Inc.(a)	1,229	35,752
Forward Air Corp.	263	27,907
Four Corners Property Trust, Inc., REIT	363	9,220
Franklin BSP Realty Trust, Inc.	726	10,280
Franklin Electric Co., Inc.	360	37,044
Fresh Del Monte Produce, Inc.	1,141	29,335
Frontdoor, Inc.(a)	844	26,924
Fulgent Genetics, Inc.(a)	807	29,883
Fulton Financial Corp.	240	2,861
FutureFuel Corp.	565	5,000
Gentherm, Inc.(a)	621	35,093
Genworth Financial, Inc., Class A(a)	8,392	41,960
GEO Group, Inc., REIT(a)	2,383	17,062
Getty Realty Corp., REIT	272	9,199
Gibraltar Industries, Inc.(a)	231	14,535
G-III Apparel Group Ltd.(a)	1,775	34,204
Glaukos Corp.(a)	398	28,342
Global Net Lease, Inc., REIT	1,255	12,901
GMS, Inc.(a)	263	18,200
Gogo, Inc.(a)	3,154	53,650
Golden Entertainment, Inc.(a)	396	16,553
Granite Construction, Inc.	542	21,561
Green Brick Partners, Inc.(a)	485	27,548
Green Dot Corp., Class A(a)	1,499	28,091
Green Plains, Inc.(a)	966	31,144
Greenbrier Companies, Inc.	608	26,205
Griffon Corp.	1,767	71,210
Group 1 Automotive, Inc.	112	28,907
Guess?, Inc.	864	16,805
Hain Celestial Group, Inc.(a)	1,652	20,667
Hanesbrands, Inc.	7,770	35,276
Hanmi Financial Corp.	192	2,867
Security Description	Shares	Value
Harmonic, Inc.(a)	3,985	$64,437
Harmony Biosciences Holdings, Inc.(a)	585	20,586
Haverty Furniture Companies, Inc.	2,514	75,973
Hawaiian Holdings, Inc.(a)	5,876	63,285
Hawkins, Inc.	705	33,621
Haynes International, Inc.	306	15,551
HB Fuller Co.	78	5,578
HCI Group, Inc.	818	50,536
Healthcare Services Group, Inc.	1,904	28,427
HealthStream, Inc.	1,512	37,135
Heartland Express, Inc.	1,005	16,492
Heidrick & Struggles International, Inc.	388	10,270
Helix Energy Solutions Group, Inc.(a)	1,970	14,539
Helmerich & Payne, Inc.	410	14,535
Heritage Financial Corp.	183	2,959
Hibbett, Inc.	989	35,891
Hillenbrand, Inc.	493	25,281
Hilltop Holdings, Inc.	96	3,020
HNI Corp.	673	18,965
Hope Bancorp, Inc.	345	2,905
Horace Mann Educators Corp.	1,518	45,024
Hostess Brands, Inc.(a)	747	18,914
Hub Group, Inc., Class A(a)	347	27,871
Hudson Pacific Properties, Inc.	2,515	10,613
Ichor Holdings Ltd.(a)	400	15,000
Independent Bank Corp.	63	2,804
Independent Bank Group, Inc.	83	2,866
Ingevity Corp.(a)	165	9,596
Innospec, Inc.	51	5,122
Innovative Industrial Properties, Inc., REIT	168	12,266
Innoviva, Inc.(a)	3,080	39,208
Insight Enterprises, Inc.(a)	126	18,439
Installed Building Products, Inc.	155	21,725
Insteel Industries, Inc.	424	13,195
Integer Holdings Corp.(a)	323	28,621
Inter Parfums, Inc.	324	43,815
InterDigital, Inc.	610	58,895
Interface, Inc.	1,646	14,468
Invesco Mortgage Capital, Inc.	952	10,919
iRobot Corp.(a)	447	20,227
Ironwood Pharmaceuticals, Inc.(a)	3,589	38,187
iTeos Therapeutics, Inc.(a)	1,681	22,256
Itron, Inc.(a)	302	21,774
J & J Snack Foods Corp.	126	19,953
Jack in the Box, Inc.	600	58,518
James River Group Holdings Ltd.	2,132	38,930
JBG SMITH Properties	850	12,784
John B Sanfilippo & Son, Inc.	161	18,880
John Bean Technologies Corp.	216	26,201
John Wiley & Sons, Inc., Class A	915	31,137
Kaiser Aluminum Corp.	531	38,041
Kaman Corp.	653	15,887

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Kelly Services, Inc., Class A	554	$9,756
Kennametal, Inc.	910	25,835
Kennedy-Wilson Holdings, Inc.	700	11,431
KKR Real Estate Finance Trust, Inc., REIT	262	3,189
Knowles Corp.(a)	3,109	56,149
Kontoor Brands, Inc.	863	36,332
Koppers Holdings, Inc.	1,107	37,749
Korn Ferry	198	9,809
Kulicke & Soffa Industries, Inc.	240	14,268
Lakeland Financial Corp.	490	23,775
La-Z-Boy, Inc.	631	18,072
LCI Industries	439	55,472
LeMaitre Vascular, Inc.	409	27,518
Leslie's, Inc.(a)	6,936	65,129
LGI Homes, Inc.(a)	208	28,057
Ligand Pharmaceuticals, Inc.(a)	650	46,865
Lindsay Corp.	146	17,424
Liquidity Services, Inc.(a)	3,793	62,584
Livent Corp.(a)	197	5,404
LiveRamp Holdings, Inc.(a)	963	27,503
LTC Properties, Inc., REIT	801	26,449
Lumen Technologies, Inc.	29,864	67,493
LXP Industrial Trust, REIT	1,174	11,447
M/I Homes, Inc.(a)	359	31,301
Macerich Co.	855	9,636
Marcus & Millichap, Inc.	733	23,097
Marcus Corp.	3,394	50,333
MarineMax, Inc.(a)	795	27,157
Marten Transport Ltd.	737	15,846
Masterbrand, Inc.(a)	1,676	19,492
Materion Corp.	141	16,102
Mativ, Inc.	2,120	32,054
Matson, Inc.	212	16,479
Matthews International Corp., Class A	439	18,710
MaxLinear, Inc.(a)	1,640	51,758
MDC Holdings, Inc.	606	28,343
Medifast, Inc.	810	74,650
Mercer International, Inc.	3,820	30,827
Mercury General Corp.	1,605	48,583
Merit Medical Systems, Inc.(a)	323	27,016
Meritage Homes Corp.	206	29,308
Mesa Laboratories, Inc.	235	30,198
Methode Electronics, Inc.	796	26,682
MGP Ingredients, Inc.	709	75,353
Middlesex Water Co.	771	62,189
MillerKnoll, Inc.	1,246	18,416
Minerals Technologies, Inc.	158	9,115
Mister Car Wash, Inc.(a)	3,085	29,770
ModivCare, Inc.(a)	304	13,744
Moelis & Co., Class A	415	18,816
Monarch Casino & Resort, Inc.	261	18,387
Monro, Inc.	651	26,450
Security Description	Shares	Value
Moog, Inc., Class A	143	$15,505
Movado Group, Inc.	1,569	42,096
Mr Cooper Group, Inc.(a)	733	37,119
Mueller Industries, Inc.	430	37,530
Myers Industries, Inc.	660	12,824
MYR Group, Inc.(a)	157	21,719
Myriad Genetics, Inc.(a)	659	15,276
N-able, Inc.(a)	1,650	23,777
Nabors Industries Ltd.(a)	142	13,210
National Bank Holdings Corp., Class A	803	23,319
National Beverage Corp.(a)	410	19,824
National Presto Industries, Inc.	539	39,455
National Vision Holdings, Inc.(a)	1,651	40,103
Navient Corp.	1,310	24,340
NBT Bancorp, Inc.	85	2,707
NeoGenomics, Inc.(a)	934	15,009
NETGEAR, Inc.(a)	3,933	55,691
NetScout Systems, Inc.(a)	1,779	55,060
New York Mortgage Trust, Inc.	1,029	10,208
NexPoint Residential Trust, Inc., REIT	258	11,734
NextGen Healthcare, Inc.(a)	2,208	35,814
NexTier Oilfield Solutions, Inc.(a)	1,685	15,064
NMI Holdings, Inc., Class A(a)	1,364	35,218
Northern Oil & Gas, Inc.	725	24,882
Northfield Bancorp, Inc.	266	2,921
Northwest Bancshares, Inc.	1,392	14,755
Northwest Natural Holding Co.	1,487	64,015
NOW, Inc.(a)	1,420	14,711
Nu Skin Enterprises, Inc., Class A	1,248	41,434
NuVasive, Inc.(a)	1,820	75,694
NV5 Global, Inc.(a)	217	24,037
Oceaneering International, Inc.(a)	802	14,997
ODP Corp.(a)	821	38,439
Office Properties Income Trust, REIT	1,655	12,744
OFG Bancorp	987	25,741
O-I Glass, Inc.(a)	1,715	36,581
Oil States International, Inc.(a)	2,028	15,149
Olympic Steel, Inc.	323	15,827
OmniAb, Inc.(a),(b)	198	—
OmniAb, Inc.(a),(b)	198	—
OneSpan, Inc.(a)	4,565	67,745
Onto Innovation, Inc.(a)	215	25,041
OPENLANE, Inc.(a)	1,787	27,198
OraSure Technologies, Inc.(a)	5,849	29,303
Orion Office REIT, Inc.	2,016	13,326
Orthofix Medical, Inc.(a)	3,764	67,978
OSI Systems, Inc.(a)	168	19,795
Otter Tail Corp.	830	65,537
Outfront Media, Inc.	630	9,904
Owens & Minor, Inc.(a)	3,473	66,126
Oxford Industries, Inc.	182	17,912
Pacific Premier Bancorp, Inc.	146	3,019

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Pacira BioSciences, Inc.(a)	1,137	$45,560
PacWest Bancorp	365	2,975
Palomar Holdings, Inc.(a)	811	47,070
Par Pacific Holdings, Inc.(a)	2,258	60,085
Park National Corp.	31	3,172
Pathward Financial, Inc.	541	25,081
Patrick Industries, Inc.	462	36,960
Patterson-UTI Energy, Inc.	1,270	15,202
Payoneer Global, Inc.(a)	6,378	30,678
PC Connection, Inc.	387	17,454
PDF Solutions, Inc.(a)	313	14,116
Pebblebrook Hotel Trust	1,080	15,055
Pediatrix Medical Group, Inc.(a)	5,024	71,391
PennyMac Mortgage Investment Trust, REIT	810	10,919
Perdoceo Education Corp.(a)	2,174	26,675
Perficient, Inc.(a)	963	80,247
PGT Innovations, Inc.(a)	644	18,773
Phibro Animal Health Corp., Class A	3,545	48,567
Phillips Edison & Co., Inc., REIT	295	10,054
Photronics, Inc.(a)	597	15,397
Piper Sandler Companies	133	17,192
Pitney Bowes, Inc.	7,475	26,462
Plexus Corp.(a)	1,131	111,109
Powell Industries, Inc.	857	51,926
PRA Group, Inc.(a)	1,038	23,718
Preferred Bank	60	3,299
Prestige Consumer Healthcare, Inc.(a)	826	49,089
PriceSmart, Inc.	864	63,988
Privia Health Group, Inc.(a)	545	14,230
ProAssurance Corp.	3,012	45,451
PROG Holdings, Inc.(a)	704	22,612
Progress Software Corp.	399	23,182
ProPetro Holding Corp.(a)	1,869	15,401
Proto Labs, Inc.(a)	1,530	53,489
Provident Financial Services, Inc.	173	2,827
Quaker Chemical Corp.	27	5,262
Quanex Building Products Corp.	673	18,070
QuinStreet, Inc.(a)	1,933	17,068
Radian Group, Inc.	1,365	34,507
RadNet, Inc.(a)	479	15,625
Rambus, Inc.(a)	1,128	72,384
RE/MAX Holdings, Inc., Class A	1,253	24,133
Ready Capital Corp., REIT	285	3,215
Redwood Trust, Inc., REIT	2,504	15,950
REGENXBIO, Inc.(a)	1,023	20,450
Renasant Corp.	107	2,796
Resideo Technologies, Inc.(a)	1,030	18,190
Resources Connection, Inc.	1,065	16,731
Retail Opportunity Investments Corp., REIT	708	9,565
REX American Resources Corp.(a)	901	31,364
Rogers Corp.(a)	33	5,344
RPC, Inc.	1,886	13,485
Security Description	Shares	Value
RPT Realty, REIT	922	$9,635
RXO, Inc.(a)	738	16,730
S&T Bancorp, Inc.	106	2,882
Sabre Corp.(a)	18,413	58,737
Safehold, Inc.	471	11,177
Safety Insurance Group, Inc.	624	44,753
Sally Beauty Holdings, Inc.(a)	2,981	36,815
Sanmina Corp.(a)	1,940	116,924
Saul Centers, Inc., REIT	255	9,392
ScanSource, Inc.(a)	585	17,293
Scholastic Corp.	847	32,940
Schrodinger, Inc.(a)	980	48,922
Seacoast Banking Corp. of Florida	133	2,939
Select Medical Holdings Corp.	2,520	80,287
Semtech Corp.(a)	3,348	85,240
Seneca Foods Corp., Class A(a)	643	21,013
Service Properties Trust, REIT	1,721	14,955
ServisFirst Bancshares, Inc.	69	2,823
Shake Shack, Inc., Class A(a)	781	60,699
Shenandoah Telecommunications Co.	2,645	51,392
Shoe Carnival, Inc.	1,198	28,129
Shutterstock, Inc.	1,252	60,935
Signet Jewelers Ltd.	720	46,987
Simmons First National Corp., Class A	171	2,950
Simply Good Foods Co.(a)	548	20,051
Simulations Plus, Inc.	797	34,534
SiriusPoint Ltd.(a)	5,874	53,042
SITE Centers Corp., REIT	725	9,585
SiTime Corp.(a)	650	76,680
Six Flags Entertainment Corp.(a)	653	16,965
SJW Group	858	60,154
SkyWest, Inc.(a)	1,584	64,500
SL Green Realty Corp.	485	14,574
Sleep Number Corp.(a)	879	23,979
SM Energy Co.	825	26,095
SMART Global Holdings, Inc.(a)	2,988	86,682
Sonic Automotive, Inc., Class A	590	28,125
Sonos, Inc.(a)	3,409	55,669
Southside Bancshares, Inc.	111	2,904
SpartanNash Co.	2,914	65,594
SPS Commerce, Inc.(a)	137	26,312
SPX Technologies, Inc.(a)	635	53,956
St. Joe Co.	262	12,665
Standard Motor Products, Inc.	958	35,944
Standex International Corp.	457	64,652
Stellar Bancorp, Inc.	123	2,815
Stepan Co.	89	8,505
Steven Madden Ltd.	1,293	42,268
Stewart Information Services Corp.	1,648	67,799
StoneX Group, Inc.(a)	273	22,681
Strategic Education, Inc.	354	24,015
Stride, Inc.(a)	654	24,348

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Security Description	Shares	Value
Sturm Ruger & Co., Inc.	2,065	$109,362
Summit Hotel Properties, Inc., REIT	2,240	14,582
Sun Country Airlines Holdings, Inc.(a)	2,759	62,022
SunCoke Energy, Inc.	2,068	16,275
SunPower Corp.(a)	5,905	57,869
Sunstone Hotel Investors, Inc.	1,441	14,583
Supernus Pharmaceuticals, Inc.(a)	590	17,735
Sylvamo Corp.	826	33,412
Talos Energy, Inc.(a)	1,730	23,995
Tandem Diabetes Care, Inc.(a)	2,905	71,289
Tanger Factory Outlet Centers, Inc., REIT	436	9,623
TechTarget, Inc.(a)	503	15,658
Telephone and Data Systems, Inc.	7,220	59,421
Tennant Co.	325	26,361
Thryv Holdings, Inc.(a)	2,451	60,295
TimkenSteel Corp.(a)	814	17,558
Titan International, Inc.(a)	1,231	14,132
Tompkins Financial Corp.	52	2,896
Tootsie Roll Industries, Inc.	508	17,988
TreeHouse Foods, Inc.(a)	395	19,900
Tri Pointe Homes, Inc.(a)	832	27,340
Trinity Industries, Inc.	803	20,645
Trinseo PLC	1,214	15,381
Triumph Financial, Inc.(a)	442	26,838
Triumph Group, Inc.(a)	1,262	15,611
TrueBlue, Inc.(a)	570	10,095
Trupanion, Inc.(a)	1,888	37,156
TrustCo Bank Corp. NY	525	15,020
Trustmark Corp.	136	2,872
TTEC Holdings, Inc.	291	9,847
TTM Technologies, Inc.(a)	3,884	53,988
Two Harbors Investment Corp.	754	10,466
UFP Technologies, Inc.(a)	105	20,354
Ultra Clean Holdings, Inc.(a)	379	14,576
UniFirst Corp.	150	23,252
uniQure N.V.(a)	1,218	13,958
United Community Banks, Inc.	116	2,899
United Fire Group, Inc.	1,847	41,853
United Natural Foods, Inc.(a)	3,157	61,719
Uniti Group, Inc., REIT	2,814	13,001
Unitil Corp.	1,202	60,953
Universal Corp.	1,402	70,016
Universal Health Realty Income Trust, REIT	264	12,561
Universal Insurance Holdings, Inc.	3,013	46,491
Upbound Group, Inc.	2,088	64,999
Urban Edge Properties	644	9,937
Urban Outfitters, Inc.(a)	1,642	54,399
Urstadt Biddle Properties, Inc., REIT, Class A	458	9,737
US Physical Therapy, Inc.	141	17,116
Security Description	Shares	Value
US Silica Holdings, Inc.(a)	1,110	$13,464
USANA Health Sciences, Inc.(a)	309	19,479
Vanda Pharmaceuticals, Inc.(a)	6,305	41,550
Varex Imaging Corp.(a)	1,353	31,890
Vector Group Ltd.	5,613	71,903
Veeco Instruments, Inc.(a)	542	13,919
Veradigm, Inc.(a)	3,056	38,506
Vericel Corp.(a)	2,054	77,169
Veris Residential, Inc., REIT(a)	765	12,278
Veritex Holdings, Inc.	156	2,797
Veritiv Corp.	152	19,093
Verra Mobility Corp.(a)	1,530	30,172
Viad Corp.(a)	695	18,682
Viasat, Inc.(a)	990	40,847
Viavi Solutions, Inc.(a)	2,444	27,691
Victoria's Secret & Co.(a)	990	17,256
Vir Biotechnology, Inc.(a)	942	23,107
Virtus Investment Partners, Inc.	342	67,535
Vista Outdoor, Inc.(a)	3,885	107,498
Vital Energy, Inc.(a)	535	24,155
Wabash National Corp.	694	17,794
Walker & Dunlop, Inc.	452	35,749
Warrior Met Coal, Inc.	426	16,593
Washington Federal, Inc.	545	14,453
WD-40 Co.	92	17,356
Westamerica BanCorp	72	2,758
Whitestone REIT	994	9,642
Winnebago Industries, Inc.	822	54,819
WisdomTree, Inc.	10,018	68,723
Wolverine World Wide, Inc.	2,993	43,967
World Acceptance Corp.(a)	194	25,998
World Kinect Corp.	2,178	45,041
WSFS Financial Corp.	78	2,942
Xencor, Inc.(a)	890	22,223
Xenia Hotels & Resorts, Inc., REIT	1,212	14,920
XPEL, Inc.(a)	470	39,583
Xperi, Inc.(a)	4,191	55,112
Yelp, Inc.(a)	1,716	62,480
Zynex, Inc.(a)	8,191	78,552
TOTAL INVESTMENTS—99.9% (Cost $16,425,442)		18,315,473
OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		23,940
NET ASSETS—100.0%		$18,339,413

(a)	Non-income producing security.
(b)	Fair valued by Adviser.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

See accompanying notes to financial statements.

Syntax Stratified SmallCap ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

INDUSTRY BREAKDOWN
As of June 30, 2023*
INDUSTRY	PERCENTAGE OF NET ASSETS
Healthcare Providers and Facilities	3.7%
Software for Specific Uses	3.0
Transportation Services	2.6
Real Estate Operators and Developers	2.5
Consumer Equipment Manufacture	2.5
Telecommunication Networks	2.5
Commercial Hardware	2.4
Management and IT Services	2.4
Real Estate Banking	2.4
Upstream Energy	2.4
Medical Devices	2.4
Auto Products	2.4
Consumer Equipment Retail	2.3
Commercial Insurance	2.3
Investment Services	2.3
Consumer Insurance	2.3
Non Real Estate Banking	2.3
Real Estate Rental	2.3
Transaction Services	2.3
Content Providers	2.2
Marketed Pharmaceuticals	2.2
Mechanical Components	2.2
Gas and Water Utilities	2.0
Food Distributors	1.8
Distribution Services	1.8
Restaurants	1.8
Software for Specific Industries	1.8
Specialty Services	1.8
Production Equipment	1.7
Digital Integrated Circuits	1.7
Analog and Mixed Signal Integrated Circuits	1.7
Apparel Retailers	1.7
Electric and Electronic Components	1.7
Other Pharmaceuticals	1.6
Hospital Equipment	1.5
Contract Electronics Services	1.5
Semiconductor Services and Equipment	1.4
Online Distribution Networks	1.4
Consumer Electronics	1.2
Healthcare Products Distribution	1.2
Alcohol and Tobacco	1.2
Chemicals	1.2
Metals	1.2
Branded Apparel	1.2
Other Natural Resources	1.1
INDUSTRY	PERCENTAGE OF NET ASSETS
Primary Foods	1.1%
Processed Foods	1.1
Search and Social Networks	1.0
Regulated Electric Utilities	1.0
Personal Products	1.0
Transport Aerospace and Defense Equipment	0.9
Downstream Energy	0.9
Clinical Stage Pharmaceuticals	0.8
Industrial Conglomerates	0.7
Accessories and Footwear	0.7
Medical Research Services and Equipment	0.6
Midstream Energy	0.3
Competitive Electric Utilities	0.3
Consumer Paper Products	0.2
Brokers and Dealers	0.1
Vitamins and Nutritional Supplements	0.1
Other Assets in Excess of Liabilities	0.1
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—100.0%
Syntax Stratified LargeCap ETF(a)	187,944	$12,816,897
Syntax Stratified MidCap ETF(a)	39,218	1,519,654
Syntax Stratified SmallCap ETF(a)	17,439	753,081
TOTAL INVESTMENTS—100.0% (Cost $14,505,604)		15,089,632
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%*		7,246
NET ASSETS—100.0%		$15,096,878

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$10,227,667	$4,407,043	$(2,672,647)	$177,767	$677,067	$12,816,897	187,944	$—	$—
Syntax Stratified MidCap ETF	1,219,902	535,810	(364,969)	6,695	122,216	1,519,654	39,218	—	—
Syntax Stratified SmallCap ETF	603,858	288,361	(173,270)	(2,496)	36,628	753,081	17,439	—	—
Total	$12,051,427	$5,231,214	$(3,210,886)	$181,966	$835,911	$15,089,632	244,601	$—	$—

*	Amount shown represents less than 0.05% of net assets.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.9%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.0*
Total	100.0%

*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—93.7%
Syntax Stratified LargeCap ETF(a)	437,130	$29,810,211
Syntax Stratified MidCap ETF(a)	91,215	3,534,481
Syntax Stratified SmallCap ETF(a)	40,561	1,751,574
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,977,298)		$35,096,266
TOTAL PURCHASED OPTIONS—7.5% (Cost $4,464,608)		$2,829,860
TOTAL INVESTMENTS—101.2% (Cost $38,441,906)		37,926,126
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.2)%		(450,990)
NET ASSETS—100.0%		$37,475,136

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$30,028,261	$102,285	$(2,403,771)	$94,272	$1,989,164	$29,810,211	437,130	$—	$—
Syntax Stratified MidCap ETF	3,582,911	—	(393,400)	(16,101)	361,071	3,534,481	91,215	—	—
Syntax Stratified SmallCap ETF	1,773,361	45,774	(182,586)	1,937	113,088	1,751,574	40,561	—	—
Total	$35,384,533	$148,059	$(2,979,757)	$80,108	$2,463,323	$35,096,266	568,906	$—	$—

ETF=Exchange Traded Fund

Purchased Call Options — 4.9%
Exchange-Traded Options — 4.9%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	431	$19,105,368	$1,167,379	$455	12/20/24	$1,828,086
Total			$1,167,379			$1,828,086

Purchased Put Options — 2.6%
Exchange-Traded Options — 2.6%

Description	Number of Contracts	Notional Amount	Cost	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	861	$38,166,408	$3,297,229	$375	12/20/24	$1,001,774
Total			$3,297,229			$1,001,774
Total Purchased Options — 7.5%			$4,464,608			$2,829,860

See accompanying notes to financial statements.

Syntax Stratified U.S. Total Market Hedged ETF
Schedule of Investments  (continued)
June 30, 2023 (Unaudited)

Written Call Options — (1.3)%
Exchange-Traded Options — (1.3)%

Description	Number of Contracts	Notional Amount	Proceeds Received	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	431	$(19,105,368)	$(443,266)	$520	12/20/24	$(496,081)
Total			$(443,266)			$(496,081)
PORTFOLIO COMPOSITION
AS OF June 30, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	79.6%
Mid Cap ETF	9.4
Small Cap ETF	4.7
Purchased Options	7.5
Written Options	(1.3)
Other Assets in Excess of Liabilities	0.1
Total	100.0%
See accompanying notes to financial statements.

Syntax Stratified Total Market II ETF
Schedule of Investments
June 30, 2023 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS—100.0%
Syntax Stratified LargeCap ETF(a)	105,219	$7,175,441
Syntax Stratified MidCap ETF(a)	21,956	850,771
Syntax Stratified SmallCap ETF(a)	9,763	421,603
TOTAL INVESTMENTS—100.0% (Cost $7,489,418)		8,447,815
OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%*		4,157
NET ASSETS—100.0%		$8,451,972

(a)	Affiliated investment. The Fund's transactions and earnings are as follows:
Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value June 30, 2023	Shares as of June 30, 2023	Dividend Income	Net Capital Gain Distributions
Syntax Stratified Large Cap ETF	$6,680,122	$28,468	$(8,766)	$632	$474,985	$7,175,441	105,219	$—	$—
Syntax Stratified MidCap ETF	796,872	—	(23,802)	726	76,975	850,771	21,956	—	—
Syntax Stratified SmallCap ETF	394,418	11,395	(9,015)	(248)	25,053	421,603	9,763	—	—
Total	$7,871,412	$39,863	$(41,583)	$1,110	$577,013	$8,447,815	136,938	$—	$—

*	Amount shown represents less than 0.05% of net assets.

ETF=Exchange Traded Fund
PORTFOLIO COMPOSITION
AS OF June 30, 2023
ASSET TYPE	PERCENTAGE OF NET ASSETS
Large Cap ETF	84.9%
Mid Cap ETF	10.1
Small Cap ETF	5.0
Other Assets in Excess of Liabilities	0.0*
Total	100.0%

*	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
ASSETS
Investments in securities of unaffiliated issuers	$96,896,668	$10,628,270	$18,315,473
Total Investments	96,896,668	10,628,270	18,315,473
Cash	122,777	11,180	16,319
Dividends receivable	97,646	9,795	13,606
Total Assets	97,117,091	10,649,245	18,345,398
LIABILITIES
Accrued Management fee	23,891	2,970	5,913
Accrued Other fees	391	43	72
Total Liabilities	24,282	3,013	5,985
NET ASSETS	$97,092,809	$10,646,232	$18,339,413
NET ASSETS CONSISTS OF:
Paid in Capital	$92,910,690	$10,210,725	$18,016,764
Distributable earnings (loss)	4,182,119	435,507	322,649
NET ASSETS	$97,092,809	$10,646,232	$18,339,413
NET ASSET VALUE PER SHARE	$68.14	$38.71	$43.15
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	1,425,000	275,000	425,000
COST OF INVESTMENTS	$91,514,026	$9,800,777	$16,425,442

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Assets and Liabilities
June 30, 2023 (Unaudited)

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
ASSETS
Investments in securities of unaffiliated issuers	$—	$2,829,860	$—
Investments in securities of affiliated issuers	15,089,632	35,096,266	8,447,815
Total Investments	15,089,632	37,926,126	8,447,815
Cash	7,737	45,873	4,429
Cash at broker	—	10,078	—
Total Assets	15,097,369	37,982,077	8,452,244
LIABILITIES
Written options, at value	—	496,081	—
Accrued Management fee	429	10,713	238
Accrued Other fees	62	147	34
Total Liabilities	491	506,941	272
NET ASSETS	$15,096,878	$37,475,136	$8,451,972
NET ASSETS CONSISTS OF:
Paid in Capital	$14,336,514	$38,300,178	$7,493,643
Distributable earnings (loss)	760,364	(825,042)	958,329
NET ASSETS	$15,096,878	$37,475,136	$8,451,972
NET ASSET VALUE PER SHARE	$43.13	$39.45	$42.26
SHARES OUTSTANDING (unlimited number of shares authorized, no par value)	350,000	950,000	200,000
Investments in securities of unaffiliated issuers	$—	$4,464,608	$—
Investments in securities of affiliated issuers	14,505,604	33,977,298	7,489,418
TOTAL COST OF INVESTMENTS	$14,505,604	$38,441,906	$7,489,418
WRITTEN OPTIONS PREMIUM	$—	$443,266	$—
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations
For the year or period ended June 30, 2023

	Syntax Stratified LargeCap ETF	Syntax Stratified MidCap ETF	Syntax Stratified SmallCap ETF
	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $391, $66 and $100, respectively)	$998,667	$83,480	$151,559
Total Investment Income	998,667	83,480	151,559
EXPENSES
Management fee	219,730	23,877	40,683
Other fees	2,392	259	443
Total Expenses	222,122	24,136	41,126
Expense Waiver/Reimbursement	(73,243)	(5,306)	(4,520)
Net Expenses	148,879	18,830	36,606
NET INVESTMENT INCOME (LOSS)	849,788	64,650	114,953
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	(2,483,761)	(315,357)	(762,962)
Net realized gain (loss) from in-kind redemptions of investment securities	2,391,490	207,347	376,780
Net realized gain (loss)	(92,271)	(108,010)	(386,182)
Net change in unrealized appreciation (depreciation) on investments	5,901,714	1,025,827	1,507,182
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,809,443	917,817	1,121,000
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,659,231	$982,467	$1,235,953

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Operations
For the year or period ended June 30, 2023

	Syntax Stratified U.S. Total Market ETF	Syntax Stratified U.S. Total Market Hedged ETF	Syntax Stratified Total Market II ETF
	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended(a) June 30, 2023 (Unaudited)
INVESTMENT INCOME
Total Investment Income	$—	$—	$—
EXPENSES
Management fee	57,839	187,256	30,263
Other fees	377	917	198
Total Expenses	58,216	188,173	30,461
Expense Waiver/Reimbursement	(55,128)	(119,878)	(28,845)
Net Expenses	3,088	68,295	1,616
NET INVESTMENT INCOME (LOSS)	(3,088)	(68,295)	(1,616)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from transactions in investment securities	—	(85,975)	—
Net realized gain (loss) from transactions in affiliated investment securities	(13,256)	(21,395)	1,110
Net realized gain (loss) from in-kind redemptions of affiliated investment securities	195,222	101,503	—
Net realized gain (loss) from transactions in written options	—	5,195	—
Net realized gain (loss)	181,966	(672)	1,110
Net change in unrealized appreciation (depreciation) on investments	—	(1,470,086)	—
Net change in unrealized appreciation (depreciation) on affiliated investments	835,911	2,463,323	577,013
Net change in unrealized appreciation (depreciation) on written options	—	(88,884)	—
Net change in unrealized appreciation/depreciation	835,911	904,353	577,013
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,017,877	903,681	578,123
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,014,789	$835,386	$576,507

(a)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified LargeCap ETF		Syntax Stratified MidCap ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$849,788	$1,566,033	$64,650	$94,191
Net realized gain (loss)	(92,271)	10,384,726	(108,010)	116,559
Net change in unrealized appreciation (depreciation)	5,901,714	(20,614,829)	1,025,827	(1,692,568)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,659,231	(8,664,070)	982,467	(1,481,818)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(1,615,742)	—	(98,761)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	4,805,462	40,681,880	—	3,611,175
Cost of Shares Redeemed	(11,590,461)	(41,868,028)	(902,596)	(1,645,322)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(6,784,999)	(1,186,148)	(902,596)	1,965,853
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(125,768)	(11,465,960)	79,871	385,274
NET ASSETS AT BEGINNING OF PERIOD	97,218,577	108,684,537	10,566,361	10,181,087
NET ASSETS AT END OF PERIOD	$97,092,809	$97,218,577	$10,646,232	$10,566,361
SHARE TRANSACTIONS:
Shares sold	75,000	650,000	—	100,000
Shares redeemed	(175,000)	(650,000)	(25,000)	(50,000)
NET INCREASE (DECREASE)	(100,000)	—	(25,000)	50,000

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified SmallCap ETF		Syntax Stratified U.S. Total Market ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$114,953	$191,554	$(3,088)	$188,361
Net realized gain (loss)	(386,182)	(554,098)	181,966	431,524
Net change in unrealized appreciation (depreciation)	1,507,182	(3,915,877)	835,911	(2,256,593)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,235,953	(4,278,421)	1,014,789	(1,636,708)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(205,319)	—	(199,218)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	—	3,505,189	5,151,601	6,300,901
Cost of Shares Redeemed	(1,152,490)	(2,175,507)	(3,127,092)	(9,439,823)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(1,152,490)	1,329,682	2,024,509	(3,138,922)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	83,463	(3,154,058)	3,039,298	(4,974,848)
NET ASSETS AT BEGINNING OF PERIOD	18,255,950	21,410,008	12,057,580	17,032,428
NET ASSETS AT END OF PERIOD	$18,339,413	$18,255,950	$15,096,878	$12,057,580
SHARE TRANSACTIONS:
Shares sold	—	75,000	125,000	150,000
Shares redeemed	(25,000)	(50,000)	(75,000)	(225,000)
NET INCREASE (DECREASE)	(25,000)	25,000	50,000	(75,000)

See accompanying notes to financial statements.

Syntax ETF Trust
Statements of Changes in Net Assets

	Syntax Stratified U.S. Total Market Hedged ETF		Syntax Stratified Total Market II ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Six Months Ended June 30, 2023 (Unaudited)	For the Period June 14, 2022(a) to December 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(68,295)	$408,508	$(1,616)	$123,564
Net realized gain (loss)	(672)	1,831,889	1,110	289,750
Net change in unrealized appreciation (depreciation)	904,353	(4,071,870)	577,013	381,384
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	835,386	(1,831,473)	576,507	794,698
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	—	(1,332,695)	—	(146,930)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:
Proceeds from Shares Sold	—	4,999,857	—	18,582,640
Cost of Shares Redeemed	(2,953,846)	(7,769,157)	—	(11,354,943)
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS:	(2,953,846)	(2,769,300)	—	7,227,697
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(2,118,460)	(5,933,468)	576,507	7,875,465
NET ASSETS AT BEGINNING OF PERIOD	39,593,596	45,527,064	7,875,465	—
NET ASSETS AT END OF PERIOD	$37,475,136	$39,593,596	$8,451,972	$7,875,465
SHARE TRANSACTIONS:
Shares sold	—	125,000	—	500,000
Shares redeemed	(75,000)	(200,000)	—	(300,000)
NET INCREASE (DECREASE)	(75,000)	(75,000)	—	200,000

(a)	Fund commenced operations on June 14, 2022.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified LargeCap ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	For the Period January 2, 2019(a) to December 31, 2019
Net asset value, beginning of period	$63.75	$71.27	$55.99	$50.73	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.57	1.03	0.92	0.88	0.84
Net realized and unrealized gain (loss)	3.82	(7.47)	15.14	5.29	10.68
Total from investment operations	4.39	(6.44)	16.06	6.17	11.52
Less Distributions from:
Net investment income	—	(1.08)	(0.78)	(0.82)	(0.79)
Net realized gains	—	—	—	(0.09)	—
Net asset value, end of period	$68.14	$63.75	$71.27	$55.99	$50.73
Total return(c)	6.88%(d)	(9.02)%(e)	28.76%	12.18%	28.81%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$97,093	$97,219	$108,685	$41,989	$62,149
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.80%(f)
Net expenses(g)	0.30%(f)	0.30%	0.30%	0.30%	0.30%(f)
Net investment income (loss)(g)	1.74%(f)	1.58%	1.39%	1.83%	1.80%(f)
Portfolio turnover rate(h)	10%(d)	31%	25%	36%	34%(d)

(a)	Fund commenced operations on January 2, 2019.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (9.13)%. See Note 6.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified MidCap ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period January 16, 2020(a) to December 31, 2020
Net asset value, beginning of period	$35.22	$40.72	$34.21	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.22	0.35	0.31	0.29
Net realized and unrealized gain (loss)	3.27	(5.49)	7.14	4.22
Total from investment operations	3.49	(5.14)	7.45	4.51
Less Distributions from:
Net investment income	—	(0.36)	(0.28)	(0.30)
Net realized gains	—	—	(0.66)	—
Net asset value, end of period	$38.71	$35.22	$40.72	$34.21
Total return(c)	9.92%(d)	(12.61)%	21.95%	15.04%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$10,646	$10,566	$10,181	$3,421
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.45%(e)
Net expenses(f)	0.35%(e)	0.35%	0.34%	0.30%(e)
Net investment income (loss)(f)	1.22%(e)	0.97%	0.77%	1.10%(e)
Portfolio turnover rate(g)	22%(d)	45%	50%	52%(d)

(a)	Fund commenced operations on January 16, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified SmallCap ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	For the Period May 28, 2020(a) to December 31, 2020
Net asset value, beginning of period	$40.57	$50.38	$43.07	$30.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.27	0.44	0.45	0.20
Net realized and unrealized gain (loss)	2.31	(9.79)	10.44	13.24
Total from investment operations	2.58	(9.35)	10.89	13.44
Less Distributions from:
Net investment income	—	(0.46)	(0.47)	(0.19)
Net realized gains	—	—	(3.11)	(0.18)
Net asset value, end of period	$43.15	$40.57	$50.38	$43.07
Total return(c)	6.37%(d)	(18.55)%(e)	25.72%	44.82%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$18,339	$18,256	$21,410	$17,226
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%(f)
Net expenses(g)	0.40%(f)	0.40%	0.37%	0.30%(f)
Net investment income (loss)(g)	1.27%(f)	1.01%	0.87%	0.93%(f)
Portfolio turnover rate(h)	22%(d)	50%	40%	40%(d)

(a)	Fund commenced operations on May 28, 2020.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	If the Sub-Adviser had not made a special reimbursement during the period ended December 31, 2022, the total return would have been (18.68)%. See Note 6.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified U.S. Total Market ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	For the Period March 18, 2021(a) to December 31, 2021
Net asset value, beginning of period	$40.19	$45.42	$40.00
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)	0.78	0.56
Net realized and unrealized gain (loss)	2.95	(5.34)	5.52
Total from investment operations	2.94	(4.56)	6.08
Less Distributions from:
Net investment income	—	(0.63)	(0.62)
Net realized gains	—	(0.04)	(0.04)
Net asset value, end of period	$43.13	$40.19	$45.42
Total return(c)	7.32%(d)	(10.05)%	15.20%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$15,097	$12,058	$17,032
Ratios to average net assets:
Total expenses	0.75%(e)	0.75%	0.76%(e)
Net expenses(f)	0.04%(e)	0.04%	0.05%(e)
Net investment income (loss)(f)	(0.04)%(e)	1.87%	1.64%(e)
Portfolio turnover rate(g)	1%(d)	1%	2%(d)

(a)	Fund commenced operations on March 18, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified U.S. Total Market Hedged ETF
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	For the Period June 15, 2021(a) to December 31, 2021
Net asset value, beginning of period	$38.63	$41.39	$40.40
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.07)	0.37	0.43
Net realized and unrealized gain (loss)	0.89	(1.83)	1.00(c)
Total from investment operations	0.82	(1.46)	1.43
Less Distributions from:
Net investment income	—	(0.40)	(0.44)
Net realized gains	—	(0.90)	—
Net asset value, end of period	$39.45	$38.63	$41.39
Total return(d)	2.12%(e)	(3.53)%	3.54%(e)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$37,475	$39,594	$45,527
Ratios to average net assets:
Total expenses	1.00%(f)	1.00%	1.00%(f)
Net expenses(g)	0.36%(f)	0.38%	0.38%(f)
Net investment income (loss)(g)	(0.36)%(f)	0.94%	1.96%(f)
Portfolio turnover rate(h)	0%(e),(i)	35%	88%(e)

(a)	Fund commenced operations on June 15, 2021.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share gain or loss amount does not correlate to the aggregate of the net realized and unrealized gain or loss in the Statements of Operations for the year ended December 31, 2021, primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(e)	Not annualized.
(f)	Annualized.
(g)	Net of expenses waived/reimbursed by the Advisor.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
(i)	Amount is less than 0.5%.
See accompanying notes to financial statements.

Syntax ETF Trust
Financial Highlights
Selected data for a share outstanding throughout each period

	Syntax Stratified Total Market II ETF
	Six Months Ended June 30, 2023 (Unaudited)	For the Period June 14, 2022(a) to December 31, 2022
Net asset value, beginning of period	$39.38	$37.04
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.01)	0.41
Net realized and unrealized gain (loss)	2.89	2.67
Total from investment operations	2.88	3.08
Less Distributions from:
Net investment income	—	(0.62)
Net realized gains	—	(0.12)
Net asset value, end of period	$42.26	$39.38
Total return(c)	7.32%(d)	8.29%(d)
Ratios and Supplemental Data:
Net assets, end of period (000s)	$8,452	$7,875
Ratios to average net assets:
Total expenses	0.75%(e)	0.75%(e)
Net expenses(f)	0.04%(e)	0.05%(e)
Net investment income (loss)(f)	(0.04)%(e)	1.79%(e)
Portfolio turnover rate(g)	1%(d)	11%(d)

(a)	Fund commenced operations on June 14, 2022.
(b)	Per Share numbers have been calculated using the average shares method.
(c)	Total return is calculated assuming a purchase of Shares at net asset value per Share on the first day and a sale at net asset value per Share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Share on the respective payment dates of the Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation. Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Performance would have been lower had the waivers/reimbursements not been in effect.
(d)	Not annualized.
(e)	Annualized.
(f)	Net of expenses waived/reimbursed by the Advisor.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Shares.
See accompanying notes to financial statements.

Syntax ETF Trust
Notes to Financial Statements
June 30, 2023 (Unaudited)

Note  1—Organization
Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF (each a “Fund”, and collectively, the “Funds”), are each a series of the Trust.
Each Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Funds have no fixed termination date and will continue unless a Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Funds’ investment adviser.
Investment Objectives:
The following Funds seek to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies comprising the respective index listed below (each, an “Underlying Index”):
Fund	Underlying Index
Syntax Stratified LargeCap ETF	Syntax Stratified LargeCap Index
Syntax Stratified MidCap ETF	Syntax Stratified MidCap Index
Syntax Stratified SmallCap ETF	Syntax Stratified SmallCap Index
Each Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the investment objective for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, the Advisor will seek to track the performance of each Underlying Index, which are stratified-weight versions of the widely used S&P 500® Index, S&P MidCap 400® Index and S&P SmallCap 600® Index, respectively. In addition, the Funds may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.
The Syntax Stratified U.S. Total Market ETF seeks to obtain capital growth that meets or exceeds the performance of the S&P Composite 1500® Index (“1500 Index”) by investing in Syntax Stratified Weight ETFs (each, an “Underlying Fund” and collectively, the “Syntax Underlying Funds” or “Underlying Funds”), exchange traded funds (“ETFs”) or underlying securities that provide Stratified WeightTM U.S. total equity market exposure. The targeted Underlying Funds and/or the securities will comprise the Syntax Stratified LargeCap ETF, the Syntax Stratified MidCap ETF, and the Syntax Stratified SmallCap ETF, or portfolios of securities that hold comparable securities in comparable classes in a Stratified Weight methodology.
The Syntax Stratified U.S. Total Market Hedged ETF seeks to obtain capital growth that meets or exceeds the performance of the 1500 Index over a full market cycle by investing in the Underlying Funds or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index while seeking risk-managed growth via a defined risk hedging process. The Fund will also invest in index options for risk management purposes and to seek to generate additional returns. The strategy used to select the Fund’s equity investments and its hedging strategy is called the “Stratified Defined Risk Strategy”. In order to accomplish the Fund’s hedging strategy, Swan Global Investments, LLC utilizes a put options hedging strategy to hedge some of the Fund’s equity exposure. The put strategy is executed using mostly exchange-traded S&P 500 Index put options that have an inverse relationship to the S&P 500 Index. To seek to generate additional returns or hedge, the Options Sub-Adviser also buys and sells shorter-term (generally 1-3 month) put and call options on equity indices, and engages in various longer-term (12-24 month) spread option strategies.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  1—Organization–(continued)
The Syntax Stratified Total Market II ETF seeks to obtain capital growth that exceeds the performance of the 1500 Index over a full market cycle by investing in ETFs or underlying securities that provide Stratified WeightTM U.S. total equity market exposure to companies in the 1500 Index.
Refer to the Additional Strategies Information section of each Fund’s prospectus for more information on the methodology of the Syntax Indices.
Note  2—Significant Accounting Policies
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Funds are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with ASC as set forth by the FASB. Each Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year or period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies used by the Funds.
In-Kind Seeding
The seeding (capital required to fund initial creation units to commence trading) of the Syntax ETFs was provided by two different methods: cash delivered at closing and in-kind seeding. The Syntax Stratified U.S. Total Market ETF was seeded by cash only. All of the other Syntax ETFs were seeded by a combination of cash and in-kind seeding. The particulars of the in-kind seeding for each of the remaining Syntax ETFs are described below:
Syntax Stratified LargeCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 500 Series of Syntax Index Series LP on January 2, 2019, Syntax Stratified MidCap ETF was seeded through the exchange of ETF Shares for the securities held by the Syntax 400 Series of Syntax Index Series LP on January 16, 2020, Syntax Stratified SmallCap ETF was seeded through the exchange of ETF Shares for the securities held by affiliated funds managed by the Advisor on May 28, 2020, the Syntax Stratified U.S. Total Market Hedged ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 15, 2021 and Syntax Stratified Total Market II ETF was seeded through the exchange of ETF shares for the securities held by affiliated funds managed by the Advisor and private accounts on June 14, 2022 (the “Transactions”). The Syntax Index Series LP was managed by the Advisor.
The Transactions were structured as tax-free exchanges of shares. The Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the respective affiliated funds managed by the Advisor prior to the Transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair market value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
The Transactions resulted in the following:
	Initial Market Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
Syntax Stratified LargeCap ETF	$33,554,457	$35,543,619	(1,989,162)
Syntax Stratified MidCap ETF	2,785,553	2,336,742	448,811
Syntax Stratified SmallCap ETF	11,391,517	10,089,586	1,301,931
Net assets and other attributes contributed for Syntax Stratified U.S. Total Market Hedged ETF were $4,064,100 in cash and securities at fair market of $39,364,199 and unrealized appreciation of $19,014,829, in exchange for 1,075,000 shares at a NAV of $40.40. Net assets and other attributes contributed for Syntax Stratified Total Market II ETF were $8,150,000 in cash and securities at fair market of $3,888,326 and unrealized appreciation of $1,363,061 in exchange for 325,000 shares at a NAV of $37.04. The fair value of assets contributed for Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF became the new cost basis for financial reporting purposes.
Investment Valuation
The Funds value their investments at fair value. The following methodologies are used to determine the market value or fair value of investments. Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value. Exchange traded purchased and written options shall be valued at the mean between the current bid and ask prices on the day of valuation.
Effective September 8, 2022, the Adviser has been designated as the Funds' valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Funds' Board of Trustees. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees (“Trustees”) of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The following table summarizes the value of each Fund’s investments within the fair value hierarchy as of June 30, 2023.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$96,896,668	$—	$—	$96,896,668
Total	$96,896,668	$—	$—	$96,896,668
Syntax Stratified MidCap ETF
INVESTMENTS:
Common Stock	$10,628,270	$—	$—	$10,628,270
Total	$10,628,270	$—	$—	$10,628,270
Syntax Stratified SmallCap ETF
INVESTMENTS:
Common Stock	$18,315,473	$—	$—*	$18,315,473
Total	$18,315,473	$—	$—	$18,315,473
Syntax Stratified U.S. Total Market ETF
INVESTMENTS:
Exchange-Traded Funds	$15,089,632	$—	$—	$15,089,632
Total	$15,089,632	$—	$—	$15,089,632
Syntax Stratified U.S. Total Market Hedged ETF
INVESTMENTS:
Exchange-Traded Funds	$35,096,266	$—	$—	$35,096,266
Purchased Options	$2,829,860	$—	$—	$2,829,860
Total	$37,926,126	$—	$—	$37,926,126
OTHER FINANCIAL INSTRUMENTS:
Written Options	$(496,081)	$—	$—	$(496,081)
Total	$(496,081)	$—	$—	$(496,081)
Syntax Stratified Total Market II ETF
INVESTMENTS:
Exchange-Traded Funds	$8,447,815	$—	$—	$8,447,815
Total	$8,447,815	$—	$—	$8,447,815

*	As of June 30, 2023, level 3 common stocks held in Syntax Stratified SmallCapETF represented 0.0% of the Fund’s net assets.
Refer to the Schedule of Investments for industry classifications.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
Distributions
Funds declare and distribute dividends from net investment income to its holders of Shares (“Shareholders”), if any, annually. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for GAAP purposes.
Cash
Cash consists of cash held at the Funds’ custodian, State Street Bank and Trust Company.
Investment Transactions and Investment Income
Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.
Distributions received by the Funds may include a return of capital that is estimated by the Advisor. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Funds may invest in real estate investment trusts (“REITs”) if they are part of the index. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end.
Organizational and Offering costs
Syntax Advisors has agreed to pay all of the Funds’ organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Funds.
Federal Income Taxes
For U.S. federal income tax purposes, each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, each Fund will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Shareholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Funds (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Funds distribute substantially all of their ordinary income and capital gains during each calendar year, the Funds will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, losses deferred due to wash sales, corporate actions, distributions in excess of current earnings and capital loss carryover. In addition, Syntax Stratified U.S. Total Market Hedged ETF claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  2—Significant Accounting Policies–(continued)
GAAP requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For GAAP purposes, the Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
Each Fund has reviewed its tax positions and has determined that no provision for income tax is required in the Fund’s financial statements. Generally, the Funds' tax returns for the prior three fiscal years remain subject to examinations by the Funds’ major tax jurisdictions, which include the United States of America, and the State of New York. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the period ended June 30, 2023.
No income tax returns are currently under examination. The Advisor has analyzed the relevant tax laws and regulations and their application to the Funds’ facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of each of the Fund’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended December 31, 2022, Syntax Stratified U.S. Total Market Hedged ETF utilized capital loss carryforwards of $900,422.
At June 30, 2023, gross unrealized appreciation and gross unrealized depreciation of investment based on cost, including open derivative contracts, for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Syntax Stratified LargeCap ETF	$91,514,026	$11,454,644	(6,072,002)	$5,382,642
Syntax Stratified MidCap ETF	9,800,777	1,506,363	(678,870)	827,493
Syntax Stratified SmallCap ETF	16,425,442	3,427,281	(1,537,250)	1,890,031
Syntax Stratified U.S. Total Market ETF	14,505,604	657,324	(73,296)	584,028
Syntax Stratified U.S. Total Market Hedged ETF	38,441,906	2,167,952	(2,736,547)	(568,595)
Syntax Stratified Total Market II ETF	7,489,418	958,397	—	958,397
Note  3—Derivative Financial Instruments
Syntax Stratified U.S. Total Market Hedged ETF invests in purchased and written options as part of its hedging strategy.
Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statements of Assets and Liabilities at Investment in securities of unaffiliated issuers. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  3—Derivative Financial Instruments–(continued)
Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statements of Assets and Liabilities at Written options, at value. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
The following is a summary of the location and the Fund’s fair values of derivative investments disclosed, if any, within the Statements of Assets and Liabilities, categorized by primary market risk exposure as of June 30, 2023.
Asset Derivatives
Location	Equity Contracts	Total
Purchased options:
Investments in securities of unaffiliated issuers	$2,829,860	$2,829,860
Total	$2,829,860	$2,829,860

Liability Derivatives
Location	Equity Contracts	Total
Written options:
Written options, at value	$(496,081)	$(496,081)
Total	$(496,081)	$(496,081)
The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations, categorized by primary market risk exposure for the period ended June 30, 2023.
Realized Gain (Loss) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net realized gain (loss) from transactions in investment securities	$(85,975)	$(85,975)
Net realized gain (loss) from transactions in written options	$5,195	$5,195
Total	$(80,780)	$(80,780)

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  3—Derivative Financial Instruments–(continued)
Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Location	Equity Contracts	Total
Purchased options:
Net change in unrealized appreciation (depreciation) on investment securities	$(1,470,086)	$(1,470,086)
Net change in unrealized appreciation (depreciation) on written options	$(88,884)	$(88,884)
Total	$(1,558,970)	$(1,558,970)
The following is a summary of the ending monthly average volume on derivative activity during the period ended June 30, 2023.
Options:
Average value of option contracts purchased	$3,343,982
Average value of option contracts written	355,072
Note  4—Investment Transactions
Purchases and sales of investments (including purchased options and excluding in-kind transactions and short term investments) for the year or period ended June 30, 2023, were as follows:
	Purchases	Sales
Syntax Stratified LargeCap ETF	$11,160,918	$10,273,991
Syntax Stratified MidCap ETF	2,402,069	2,326,893
Syntax Stratified SmallCap ETF	4,206,305	4,074,331
Syntax Stratified U.S. Total Market ETF	79,636	83,910
Syntax Stratified U.S. Total Market Hedged ETF	148,059	489,851
Syntax Stratified Total Market II ETF	39,863	41,583
For the year or period ended June 30, 2023, the following Funds had in-kind contributions and redemptions in the amounts as follows:
	In-kind Contributions	In-kind Redemptions
Syntax Stratified LargeCap ETF	$4,804,270	$11,585,765
Syntax Stratified MidCap ETF	—	902,572
Syntax Stratified SmallCap ETF	—	1,148,038
Syntax Stratified U.S. Total Market ETF	5,151,578	3,126,976
Syntax Stratified U.S. Total Market Hedged ETF	—	2,724,911
Syntax Stratified Total Market II ETF	—	—
Note  5—Capital Share Transactions
Each Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). The capital shares are only redeemable in Creation Unit aggregations. Transactions in shares of each Fund are disclosed in detail on the Statements of Changes in Net Assets. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities (“Deposit Securities”) and/or cash constituting a substantial replication, or a representation, of the securities included in the Underlying Index.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  5—Capital Share Transactions–(continued)
Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $1,250, $1,000 and $1,500 for Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF and Syntax Stratified SmallCap ETF, respectively. The standard transaction fee charge is $50 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF.
The Adviser may charge an additional, variable fee (sometimes referred to as a “cash-in-lieu” fee) to the extent a Fund permits Authorized Participants to create or redeem Creation Units for cash, or otherwise substitute cash for any Deposit Security. Such cash-in-lieu fees are payable to a fund and are charged to defray the transaction cost to a fund of buying (or selling) Deposit Securities, to cover spreads and slippage costs and to protect existing shareholders. The cash-in-lieu fees will be negotiated between the Adviser and the Authorized Participant and may be different for any given transaction, Business Day or Authorized Participant; however, in no instance will such cash-in-lieu fees exceed 2% of the value of a Creation Unit. From time to time, the Adviser, in its sole discretion, may adjust a fund’s cash-in-lieu fees or reimburse Authorized Participants for all or a portion of the creation or redemption transaction fees.
Note  6—Fund Fees and Expenses
Investment Management Fees: Each Fund pays the Advisor monthly, in arrears, a unitary management fee based on a percentage of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. The management fee rate for each fund is as follows:
Annual Rate
Syntax Stratified LargeCap ETF	0.45%
Syntax Stratified MidCap ETF	0.45%
Syntax Stratified SmallCap ETF	0.45%
Syntax Stratified U.S. Total Market ETF	0.75%
Syntax Stratified U.S. Total Market Hedged ETF	1.00%
Syntax Stratified Total Market II ETF	0.75%
Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect each Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies, including ETFs. The impact of Acquired Fund Fees and Expenses are included in the total returns of the Fund unless they are waived. The Advisor to the Funds has contractually agreed to reimburse a portion of its management fees for the Fund in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to the Fund in other series of the Trust or, for Syntax Stratified U.S. Total Market Hedged ETF, funds advised or sub-advised by Vantage Consulting Group Inc., the equity sub-adviser, or Swan Global Investments, LLC, the options sub-adviser, through May 1, 2024 for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF. The Advisor reimbursed management fees of $24,281, $54,338 and $12,705 for acquired fund fees and expenses in affiliated funds for Syntax Stratified U.S. Total Market ETF, Syntax Stratified U.S. Total Market Hedged ETF and Syntax Stratified Total Market II ETF, respectively. These amounts are included in Expense Waiver/Reimbursement in the Statements of Operations and are not subject to recoupment.
The Advisor provides investment advisory, supervisory and administration services under an investment management agreement. The Advisor has agreed to waive its fees and/or absorb expenses of the Funds to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses (only with respect to each of the Syntax Stratified LargeCap, MidCap and SmallCap ETFs), (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii)

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) ("Excluded Expenses") do not exceed the following expense limitations shown below.
In addition, the Adviser has agreed to waive its fees and/or absorb Excluded Expenses of each fund to ensure that Total Annual Operating Expenses do not exceed the following expense limitation:
Expense Limit
Syntax Stratified LargeCap ETF	0.30%
Syntax Stratified MidCap ETF	0.35%
Syntax Stratified SmallCap ETF	0.40%
Syntax Stratified U.S. Total Market ETF	0.35%
Syntax Stratified U.S. Total Market Hedged ETF	0.65%
Syntax Stratified Total Market II ETF	0.35%
These arrangements cannot be terminated prior to one year from the effective date of the prospectus without the approval of the Board of Trustees. In connection with this arrangement, the Advisor has waived and reimbursed the following amounts in expenses for the year or period ended June 30, 2023 as noted below.
Expenses Waived and Reimbursed
Syntax Stratified LargeCap ETF	$73,243
Syntax Stratified MidCap ETF	5,306
Syntax Stratified SmallCap ETF	4,520
Syntax Stratified U.S. Total Market ETF	30,847
Syntax Stratified U.S. Total Market Hedged ETF	65,540
Syntax Stratified Total Market II ETF	16,140
Subject to approval by the Funds' Board of Trustees, any waiver and/or reimbursement under an expense limitation agreement entered into between the Advisor and the Trust is subject to repayment by a Fund within 36 months following the month in which fees are waived or reimbursed, if such repayment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the expense limit in place at the time such amounts were waived or reimbursed; and (ii) the Fund’s current expense limit as noted above. At June 30, 2023, the waivers and reimbursements subject to repayment are as follows:
	2023	2024	2025	2026
Syntax Stratified LargeCap ETF	$26,293	$120,877	$149,044	$73,243
Syntax Stratified MidCap ETF	2,220	9,028	9,684	5,306
Syntax Stratified SmallCap ETF	9,714	17,104	9,526	4,520
Syntax Stratified U.S. Total Market ETF	—	58,102	40,344	30,847
Syntax Stratified U.S. Total Market Hedged ETF	—	86,619	152,651	65,540
Syntax Stratified Total Market II ETF	—	—	27,622	16,140
Distributor, Distribution and Service Fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than Creation Units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Fund shares.

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  6—Fund Fees and Expenses–(continued)
Each Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operations. Additionally, the implementation of any such payments would be approved by the Board prior to implementation.
Vantage Consulting Group, Inc. (“Vantage” or the “Sub-Adviser”) serves as the sub-adviser to the Funds. It performs both the day-to-day management of the Funds and places orders for the purchase and sale of individual securities for the Funds (equity portfolio only in the case of SHUS). Syntax Advisors compensates Vantage for its services to the Funds.
Swan Global Investments, LLC ("Swan") serves as the options sub-adviser to SHUS. It performs both the day-to-day management of the option strategy for SHUS, and places orders for the purchase and sale of options for SHUS. Syntax Advisors compensates Swan for its services to the Funds.
During the year ended December 31, 2022, the Sub-Adviser reimbursed Syntax Stratified LargeCap ETF and Syntax Stratified SmallCap ETF in the amounts of $123,526 and $26,029, respectively, in connection with trading matters.
An interested Trustee and officers of the Trust are affiliated with the Advisor and receive no compensation from the Trust for serving as officers and/or Trustee.
Note  7—Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience and knowledge of management, the Funds expect the risk of loss to be remote.
Note  8—Risks
As with all investments, there are certain risks of investing in each Fund. Fund Shares will change in value, and you could lose money by investing in the Funds.
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Funds invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. U.S. securities markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events. The adverse impact of any one or more of these events on the market value of fund investments could be significant and cause losses.
Market Disruption Risk: Geopolitical and other events, including but not limited to war, terrorism, economic uncertainty, trade disputes and public health crises have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which in turn may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money and encounter operational difficulties. In particular, the global COVID-19 pandemic has had, and is expected to continue to have, a severely adverse impact on the economies of many nations, individual companies and the market in general. The ongoing effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. On February 24, 2022, Russia launched an invasion of Ukraine which has resulted in increased volatility in various financial markets and across various sectors. The U.S. and other countries, along with certain international organizations, have imposed economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  8—Risks–(continued)
invasion. The extent and duration of the military action, resulting sanctions, future market disruptions in the region and potential negative impact on other regional and global economic markets of the world are impossible to predict. Such major events have caused temporary market closures, supply chain disruptions, extreme volatility, severe losses, reduced liquidity and increased trading costs. Further, such events may have an impact on the Fund and its investments and could impact the Fund’s ability to purchase or sell securities or cause elevated tracking error and increased premiums or discounts to the Fund’s NAV.
Strategy Risk: The performance of a Syntax stratified-weight version of a major benchmark index may vary significantly from its capitalization-weighted or equal-weighted counterpart due to their differing weighting methodologies. The Syntax indices diversify by adjusting stock weights every quarter to target sector weights grouped by related business risks. Neither a capitalization-weighted benchmark index nor an equally weighted benchmark index with the same constituents has target sector weighting rules; individual security weights vary according to their weighted average market value or the total number of constituents, respectively. As a result, a benchmark index may, at any point in time, hold larger proportions of outperforming stocks and/or sectors. Conversely, a benchmark index may hold smaller proportions of underperforming stocks and/or sectors. Accordingly, a benchmark index may significantly outperform a stratified-weight version of the same index. There is no assurance that the performance of a fund tracking a Syntax stratified-weight benchmark index will be positive, avoid a loss of capital, or meet or exceed that of either a fund tracking a similarly constituted capitalization-weighted or equally weighted benchmark index over any period of time.
Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.
Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies. Under certain market conditions the capitalization of a large-size company could decline to the extent that it exhibits the characteristics of a mid-capitalization company.
Small-And Mid-Capitalization Securities Risk: Investing in securities of small and mid-sized companies may involve greater volatility than investing in larger and more established companies because small and mid-sized companies (i) can be subject to more abrupt or erratic share price changes than larger, more established companies, (ii) are more vulnerable to adverse business and economic developments, and (iii) are more thinly traded and less liquid relative to those of larger companies.
Passive Strategy/Index Risk: Each Fund may invest in Syntax Underlying Funds or securities that are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Syntax Underlying Funds or securities are designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Syntax Underlying Fund's or securities’ return to be lower than if the Fund employed an active strategy. There is no guarantee that the Syntax Underlying Fund’s or securities’ investment results will have a high degree of correlation to those of their respective benchmark or that the Fund will achieve its investment objective.
Market Trading Risk: Each Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of each Fund. Any of these factors, among others, may lead to the Fund Shares trading at a

Syntax ETF Trust
Notes to Financial Statements  (continued)
June 30, 2023 (Unaudited)

Note  8—Risks–(continued)
premium or discount to NAV. Accordingly, investors may pay more than NAV when purchasing Shares or receive less than NAV when selling Shares. Such divergence is likely to be greater under stressed market conditions.
Options Risk: Purchased put options may expire worthless and may have imperfect correlation to the value of the Syntax Stratified U.S. Total Market Hedged ETF’s sector-based investments. Written call and put options may limit the Fund’s participation in equity market gains and may amplify losses in market declines. The Fund’s losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Fund to potentially unlimited losses.
Options Based Risk: Syntax Stratified U.S. Total Market Hedged ETF’s purchase of exchange-traded put options based upon the S&P 500 Index to hedge against downward movements in the Underlying Funds or Securities creates the risk that the hedge may not be effective because the Underlying Funds or Securities contain more constituents and at different weightings than the S&P 500 Index. At times, the performance of the Underlying Funds or Securities can and will differ from the S&P 500 Index upon which the options are based. The implementation of the Defined Risk Strategy also will involve additional purchases and sales of options based on indices other than the S&P 500, which also could create options basis risk.
Derivatives Risk: Syntax Stratified U.S. Total Market Hedged ETF invests in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described in the Fund’s Prospectus, such as market risk and issuer-specific risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund or the Syntax Underlying Funds may change quickly and without warning and you may lose money.
Please see the Funds' prospectus for a complete discussion of these and other risks.
Note  9—Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Syntax ETF Trust
Other Information
June 30, 2023 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2023 to June 30, 2023.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Funds had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified LargeCap ETF	0.30%	$1,068.80	$1.54	$1,023.30	$1.51

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified MidCap ETF	0.35%	$1,099.20	$1.82	$1,023.10	$1.76

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
June 30, 2023 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified SmallCap ETF	0.40%	$1,063.70	$2.05	$1,022.80	$2.01

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market ETF	0.04%	$1,073.20	$0.21	$1,024.60	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified U.S. Total Market Hedged ETF	0.36%	$1,021.20	$1.80	$1,023.00	$1.81

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period	Ending Account Value	Expenses Paid During Period(a)
Syntax Stratified Total Market II ETF	0.04%	$1,073.20	$0.21	$1,024.60	$0.20

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181 for the Fund and the Hypothetical numbers shown, then divided by 365.

Syntax ETF Trust
Other Information  (continued)
June 30, 2023 (Unaudited)

Liquidity Risk Management Program
Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Funds’ Board of Trustees has designated the investment adviser to serve as the administrator of the Program and the related procedures. As part of the Program, the administrator reviews each Fund’s investment strategy and the liquidity of its investments, short-term and long-term cash flow projections, and the relationship between the Fund’s portfolio liquidity and its arbitrage mechanism and its efficiency including the prices and spreads at which a Fund’s shares trade. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Funds’ Board of Trustees and the Securities and Exchange Commission (SEC) regarding the liquidity of each Fund’s investments, and to notify the Board of Trustees and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Funds’ portfolio investments is based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Funds’ Board of Trustees, the administrator provided a written report to the Funds’ Board of Trustees pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period June 1, 2022 through May 31, 2023 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor each Funds’ liquidity risk.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

Syntax ETF Trust
Other Information  (continued)
June 30, 2023 (Unaudited)

Approval of Investment Advisory and Sub-Advisory Agreements
At a meeting held in February 2023, the Board of Trustees of the Trust (the “Board”) evaluated proposals under the same terms and conditions of the original Investment Advisory Agreement and each of the Sub-Advisory Agreements (collectively, the “Agreements”) between the Trust and Syntax Advisors, LLC (the “Advisor” or “Syntax”) and Vantage Consulting Group Inc. (the “Sub-Adviser”) and Swan Global Investments Inc. (the “Options Sub-Adviser”, and together with the “Sub-Adviser”, the “Sub-Advisers”) with respect to  renewals for the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF,  Syntax Stratified U.S. Total Market Hedged ETF and the Syntax Stratified Total Market II ETF (collectively, the “Syntax ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested and received such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Advisor and the Sub-Advisers, as applicable, with respect to the Syntax ETFs under the Agreements, (ii) investment performance of the Syntax ETFs, (iii) profits realized by the Advisor and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Advisor, and (vi) extent to which economies of scale would be shared as the Syntax ETFs grow.
Nature, Extent and Quality of the Services to be Provided. The Trustees considered the nature, extent and quality of the services expected to be provided by the Advisor and Sub-Advisers. In particular, the Trustees considered the proposed investment strategies and approach for the various Syntax ETFs; the experience, capability and integrity of Syntax’s senior management; the financial resources of Syntax; Syntax’s management oversight process; the continuous and regular portfolio management services to be provided by the Sub-Advisers; the experience of the Sub-Advisers with the proposed investment strategies; and the professional qualifications and experience of each Sub-Adviser’s portfolio management team. The Trustees also considered the advisory and other services to be provided by Syntax.
Based on these and other considerations, the Trustees determined that Syntax and each of the Sub-Advisers can provide investment and related services that are appropriate in scope and extent in light of the proposed investment programs for the applicable Syntax ETFs.
Investment Performance. The Trustees considered the Sub-Advisers’ past performance, investment advisory experience, capabilities and resources. The Trustees recognized that not all Syntax ETF strategies are yet in existence and therefore had no historical performance as ETFs for the Trustees to review. However, the Trustees considered the performance history of the Syntax ETFs and they considered Syntax’s representation of simulated back-tested performance for strategy performance. On the basis of this information and the Trustees’ assessment of the nature, extent and quality of the services to be provided by Syntax and the Sub-Advisers, the Trustees concluded that the Sub-Advisers are capable of generating a level of investment performance that is appropriate in light of the Syntax ETFs’ proposed investment objectives, policies and strategies.
Advisory and Sub-Advisory Fees and Total Expense Ratio. The Trustees considered the proposed unitary fee and anticipated total expense ratios of the Syntax ETFs, including information comparing the advisory fees and total expense ratios of the Syntax ETFs to the investment advisory fees and total expense ratios of comparable investment companies in their respective peer universes. The Trustees also considered the applicable fees to be charged by each of the Sub-Advisers for their respective sub-advisory services. The Trustees further noted that Syntax proposed to enter into an expense limitation arrangement with the Syntax ETFs, which could result in Syntax waiving fees for the benefit of shareholders. On the basis of these and other considerations, together with the other information it considered, the Trustees determined that the advisory and sub-advisory fees to be received by Syntax and the Sub-Advisers under the Agreements are reasonable in light of the services to be provided.

Syntax ETF Trust
Other Information  (continued)
June 30, 2023 (Unaudited)

Cost of Services to be Provided and Profitability. The Trustees noted that certain of the Syntax ETFs were not yet in existence and therefore no revenue, cost or profitability data was available for the Board to review. However, the Trustees considered comparable information for the operational Syntax ETFs and the nature of the unitary fee structure under which the Advisor pays most other service provider fees out of its management fee for the Syntax ETFs. They reviewed projected profitability information provided by Syntax regarding its costs of procuring advisory services as well as the costs of providing administration, transfer agency and other services to the Syntax ETFs. Based on this information, the Trustees determined that the profitability of Syntax and its affiliates from their relationships with the Syntax ETFs was not anticipated to be excessive.
Economies of Scale. In evaluating the extent to which the proposed fees payable under the Agreements reflected economies of scale or would permit economies of scale to be realized in the future, the Trustees noted that they would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable by the Syntax ETFs to Syntax, and the sub-advisory fees payable by Syntax to the Sub-Advisers, in light of any economies of scale experienced in the future.
Fall-Out Benefits. The Trustees considered any other benefits expected to be derived by Syntax, its affiliates, and/or the Sub-Advisers from their relationships with the Syntax ETFs. No such benefits were expected. The Trustees noted that they would have the opportunity in the future to review the benefits over time.
Other Considerations. The Trustees considered the investment objectives of the Syntax ETFs. The Trustees noted that Syntax has made a commitment to the recruitment and retention of quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Syntax ETFs in a professional manner that is consistent with the best interests of the Syntax ETFs and their shareholders. In this regard, the Trustees favorably considered Syntax’s procedures and policies to enforce compliance and oversee the portfolio management activities of the Sub-Advisers.
Conclusion. After consideration of the factors described above, none of which was dispositive in and of itself and may have been weighed differently by each Trustee, as well as other secondary factors, the Trustees, including all of the Independent Trustees, concluded that the approval of the Agreements would be in the best interests of the Syntax ETFs and their respective shareholders and unanimously approved the Agreements.

Syntax ETF Trust
Other Information  (continued)
June 30, 2023 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.syntaxadvisors.com.
Proxy Voting Policies and Procedures and Records
A description of the Funds' proxy voting policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio of securities are available (i) without charge, upon request by calling 1-866-972-4492 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.syntaxadvisors.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Funds' schedules of investments are available upon request, without charge, by calling 1-866-972-4492 (toll free) and on the Funds’ website at www.syntaxadvisors.com.
Other information regarding the Funds is available on the Funds’ website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Syntax ETF Trust
(Unaudited)

Fund Advisor
Syntax Advisors, LLC
One Liberty Plaza 46th FI.
New York, NY 10006
Administrator, Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02111
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Item 2:	Code of Ethics.

Not applicable for semi-annual reports.

Item 3:	Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4:	Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:	Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6:	Investments.

(a)	The Registrant’s Schedules of Investments are included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Any written solicitation to purchase securities under Rule 23c 1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. A certification for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Syntax ETF Trust
(Registrant)

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Rory Riggs
Rory Riggs
CEO
(Principal Executive Officer)
Date:	September 7, 2023

By:	/s/ David Jaffin
David Jaffin
Treasurer
(Principal Financial Officer)
Date:	September 7, 2023

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer
13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer
13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer